As filed on September 15, 1999                                File No. 033-79290


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
      Pre-Effective Amendment No. ____
      Post-Effective Amendment No.  16                               X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
      Amendment No.  17                                              X

                          INVESCO SPECIALTY FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
               7800 E. Union Avenue, Denver, Colorado 80237
                 (Address of Principal Executive Offices)
               P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
    Registrant's Telephone Number, including Area Code: (303) 930-6300
                            Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                               ------------
                                   Copies to:
                             Ronald M. Feiman, Esq.
                              Mayer, Brown & Platt
                                  1675 Broadway
                          New York, New York 10019-5820
                               ------------
Approximate Date of Proposed Public Offering:  As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box)
_     immediately upon filing pursuant to paragraph (b)
_     on _____________, pursuant to paragraph (b)
X     60 days after filing pursuant to paragraph (a)(1)
_     on  _____________,  pursuant to paragraph (a)(1)
_     75 days after filing  pursuant to paragraph  (a)(2)
_     on _________,  pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
_     this  post-effective  amendment  designates  a new  effective  date  for a previously filed post-effective amendment.

PROSPECTUS | November 30, 1999
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
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INVESCO SPECIALTY FUNDS, INC.

INVESCO LATIN AMERICAN GROWTH FUND

A NO-LOAD MUTUAL FUND DESIGNED FOR INVESTORS SEEKING INVESTMENT OPPORTUNITIES IN LATIN AMERICA.


TABLE OF CONTENTS

Investment Goals And Strategies...............................3
Fund Performance..............................................4
Fees And Expenses.............................................5
Investment Risks..............................................6
Risks Associated With Particular Investments..................6
Temporary Defensive Positions.................................9
Portfolio Turnover...........................................10
Fund Management..............................................10
Portfolio Manager............................................10
Potential Rewards............................................11
Share Price..................................................11
How To Buy Shares............................................12
Your Account Services........................................15
How To Sell Shares...........................................15
Taxes........................................................18
Dividends And Capital Gain Distributions.....................19
Financial Highlights.........................................20




                                 [INVESCO ICON]
                                    INVESCO

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]          Investment Objectives & Strategies

[ARROW ICON]        Potential Investment Risks

[GRAPH ICON]        Past Performance & Potential Advantages

[INVESCO ICON]      Working With INVESCO
--------------------------------------------------------------------------------

[KEY ICON]     INVESTMENT GOALS AND STRATEGIES

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Fund.

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMI-ANNUAL REPORT.

The Fund attempts to make your investment grow. The Fund is aggressively managed. Although the Fund can invest in debt securities, it primarily invests in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose value is based upon the values of equity securities.

The Fund invests  primarily in equity securities of Latin American issuers.
We prefer companies with proven track records that are strongly managed. We define a Latin American company as one that has its principal business activities in Latin America, which includes Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean. We look at several factors to determine where a company's principal business activities are
located,   including:

o The physical location of the company's management personnel; and

o Whether more than 50% of its assets are located in Latin America; or

o Whether more than 50% of its income is earned in Latin America.

The Fund's investment process combines a top-down and bottom-up evaluation to select securities for its portfolio.

Our regional and country equity teams look at broad global economic trends and other factors that can affect markets. On a country-by-country basis, anticipated political and currency stability are also considered. Using this analysis, we decide how much the Fund will invest in each country and equity market sector. Minimum and maximum weightings for both countries and sectors are used to develop portfolio diversification. And, in some cases, our local presence and fundamental research may provide investment insights into specific opportunities and risks involved in each country or region.

This analysis is particularly important for investments in "emerging" markets --- those countries that the international financial community considers to have developing economies and securities markets that are not as established as those in the United States. INVESCO also performs fundamental analysis and extensive research on specific stocks, including visiting companies to meet with corporate management and understand the businesses. We seek to invest in companies that have an above-average earnings growth potential that we believe is not fully reflected in the present market price of their securities. Also, we seek to increase diversification by setting maximum limits on each security held in the portfolio.

[ARROW ICON] Investment in this Fund involves above-average investment risk. The economies of Latin American countries may vary widely in their conditions and may be subject to certain changes that could have a positive or negative impact on the Fund. Emerging markets tend to be less liquid and well-regulated than the markets of more developed countries; political instability and currency fluctuations may also be more extreme.

Other principal risks involved in investing in the Fund are foreign securities, emerging market, market, credit, interest rate, duration, liquidity, counterparty and lack of timely information risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Risks Associated With Particular Investments." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that you can lose money on your investment in the Fund.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. The table below shows average annual total returns for various periods ended December 31 for the Fund compared to the MSCI-Emerging Markets-Latin America Index. The information in the chart and table illustrates the variability of the Fund's return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

ACTUAL ANNUAL TOTAL RETURN (1),(2),(3)

[INSERT]

Best calendar qtr.
Worst calendar qtr.

--------------------------------------------------------------------------------
                            AVERAGE ANNUAL TOTAL RETURN (2)
                                      AS OF 12/31/98
--------------------------------------------------------------------------------
                              1 YEAR                     10 YEARS
                                                  OR SINCE INCEPTION(4)
--------------------------------------------------------------------------------
Latin American Growth Fund    ____%                       ____%
MSCI-Emerging Markets-
  Latin America Index(1)      ____%                       ____%
--------------------------------------------------------------------------------

(1)The MSCI-Emerging Markets-Latin America Index is an unmanaged index indicative of the Latin American markets. Please keep in mind that the Index does not pay brokerage, management, administrative or distribution expenses, all of which are paid by the Fund and are reflected in its annual return.

(2)Total return figures include reinvested dividends and capital gain distributions, and include the effect of the Fund's expenses.

(3)Year-to-date return for the Fund was ____% for the calendar quarter ended September 30, 1999.

(4)The Fund commenced operations on February 15, 1995.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

LATIN AMERICAN GROWTH FUND

     Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                  None
     Maximum Deferred Sales Charge (Load)                   None
     Maximum Sales Charge (Load) Imposed on Reinvested
       Dividends and Other Distributions                    None
     Redemption Fee (as a percentage of amount redeemed)    2.00%*
     Exchange Fee                                           2.00%*
     Maximum Account Fee                                    None

* A 2% fee shall be imposed on redemptions or exchanges of shares held three months or less other than shares acquired through the reinvestment of dividends and other distributions.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

LATIN AMERICAN GROWTH FUND
Management Fees                                       ___%
Distribution and Service (12b-1) Fees(1)             0.25%
Other Expenses (2)(3)(4)                              ___%
Total Annual Fund Operating Expenses(2)(3)(4)         ___%

(1) Because the Fund pays 12b-1 distribution fees which are based upon the Fund's assets, if you own shares of the Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(2) The Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown, because its custodian fees were reduced under an expense offset arrangement.

(3) The expense information presented in the table has been restated to reflect a change in the administrative services fee.

(4) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to acommitment to the Fund. After absorption, the Fund's Other Expenses and Total Annual Fund Operating Expenses were ____% and ____%, respectively. This commitment may be changed at any time following consultation with the board of directors.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in the Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year, and assumes that the Fund's expenses remained the same. Although the Fund's actual costs and performance may be higher or lower, based on these assumptions your costs would have been:

                        1 year    3 years   5 years  10 years

                        $____     $____     $____    $____

[ARROW ICON] INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including this Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS  OF   INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

YEAR 2000. Many computer  systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Fund could be adversely affected.

In addition, the markets for, or values of, securities in which the Fund invests may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Fund's investments. At this time, it is generally believed that foreign issuers, particularly those in emerging and other markets, may be more vulnerable to Year 2000 problems than issuers in the U.S.


[ARROW ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks.

    CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

    POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

    REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

    DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

    EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999, adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

    The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.

    EMU countries, as a single market, may affect future investment decisions of the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

EMERGING MARKETS RISK

Investments in emerging markets carry additional risks beyond typical investments in foreign securities. Emerging markets are countries that the international financial community considers to have developing economies and securities markets that are not as established as those in the United States. Emerging markets are generally considered to include every country in the world except the United States, Canada, Japan, Australia, New Zealand and nations in Western Europe (other than Greece, Portugal and Turkey).

Investments in emerging markets have a higher degree of risk than investments in more established markets. These countries generally have a greater degree of social, political and economic instability than do developed markets. Governments of emerging market countries tend to exercise more authority over private business activities, and, in many cases, either own or control large businesses in those countries. Businesses in developing countries may be subject to nationalization or confiscatory tax legislation that could result in investors - including the Fund - losing their entire investment. Emerging markets often have a great deal of social tension. Authoritarian governments and military involvement in government is common. In such markets, there is often social unrest, including insurgencies and terrorist activities.

Economically, developing markets are generally dependent upon foreign trade and foreign investment. Many of these countries have borrowed significantly from foreign banks and governments. These debt obligations can affect not only the economy of a developing country, but its social and political stability.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of your Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses with outstanding securities worth $5 billion or more have less volatility than those of mid-size businesses with outstanding securities worth more than $1 billion, or small businesses with outstanding securities worth less than $1 billion.

CREDIT RISK

The Fund may invest in debt instruments, such as notes, bonds and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

INTEREST RATE RISK

Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

DURATION RISK

Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.

LIQUIDITY RISK

The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

The  Fund  generally   invests  in  equity  securities  of  Latin  American
companies. However, in an effort to diversify its holdings and provide some protection against the risk of other investments, the Fund also may invest in other types of securities and other financial instruments, as indicated in the chart below. These investments, which at any given time may constitute a significant portion of the Fund's portfolio, have their own risks.

--------------------------------------------------------------------------------
INVESTMENT                                      RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)             Market, Information,
These are securities issued by U.S. banks       Political, Regulatory,
that represent shares of foreign corporations   Diplomatic, Liquidity
held by those banks. Although traded in U.S.    and Currency Risks
securities markets and valued in U.S. dollars,
ADRs carry most of the risks of investing
directly in foreign securites.
-------------------------------------------------------------------------------
COUNTRY FUNDS                                   Information,
Closed-end mutual funds that invest in the      Political,
securities of particular coun tries may         Regulatory,
particularly be used when non-residents may     Diplomatic,
not invest directly in securities of companies  Liquidity and
in those countries. Country funds have operat   Currency Risks
ing expenses, including management fees, which
reduce the investment return.
--------------------------------------------------------------------------------
DELAYED DELIVERY OR WHEN-ISSUED SECURITIES
Ordinarily, the Fund purchases securities and   Market and
pays for them in cash at the normal trade       Interest Rate
settlement time. When the Fund purchases a      Risks
delayed delivery or when-issued  security,
it promises to pay in the future for
example, when the security is actually
available for delivery to the Fund. The
Fund's obligation to pay and the interest
rate it  receives,  in the case of debt
securities, usually are fixed when the
Fund promises to pay. Between the date the
Fund promises to pay and the date the
securities are actually received, the Fund
receives no interest on its investment, and
bears the risk that the market value of the
when-issued security may decline.
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS              Currency, Political,
A contract to exchange an amount of currency    Diplomatic,
on a date in the future at an agreed-upon       Counterparty and
exchange rate might be used by the Fund to      Regulatory Risks
hedge against changes in foreign currency
exchange rates when the Fund invests in for
eign securities.  Does not reduce price
fluctuations in foreign securities, or prevent
losses if the prices of those securities
decline.
--------------------------------------------------------------------------------
ILLIQUID SECURITIES                             Liquidity Risk
A security that cannot be sold quickly at
its fair value.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                           Credit and Counterparty
A contract under which the seller of a          Risks
security agrees to buy it back at an
agreed-upon price and time in the future.
--------------------------------------------------------------------------------
RULE 144A SECURITIES                            Liquidity Risk
Securities that are not registered, but
which are bought and sold solely by
institutional investors.  The Fund considers
many Rule 144A securities to be "liquid,"
although the market for such securities
typically is less active than the public
securities markets.
--------------------------------------------------------------------------------

[ARROW ICON] TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid such as high quality money market instruments, like short-term U.S. government obligations, commercial paper or repurchase agreements. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROW ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate compared to many other mutual funds. The Fund's portfolio turnover rate for the year ended July 31, 1999 was ____%

A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turn- over rate may result in higher brokerage commissions and taxable capital gain distributions to the Fund's shareholders.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $296 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $_____ billion for more than _______ shareholders of 42 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Fund, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

INVESCO Asset  Management  Limited ("IAML") is the sub-adviser to the Fund.

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI"), is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO, IAML and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fee the Fund paid to INVESCO for its advisory services in the fiscal year ended July 31, 1999:

--------------------------------------------------------------------------------
                                         ADVISORY FEE AS A PERCENTAGE OF AVERAGE
FUND                                     ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
INVESCO Latin American Growth Fund       ____%

[INVESCO ICON] PORTFOLIO MANAGERS

The Fund is managed on a day-to-day basis by IAML, which serves as sub-adviser to the Fund. The following person is primarily responsible for the day-to-day management of the Fund:

DAVID MANUEL has been the portfolio manager of the Fund since 1998 and a fund manager with INVESCO GT Asset Management since 1997, specializing in Latin American equities. David was previously a senior fund manager with Abbey-Life Investment Services. David received a B.A. (Hons) from Cambridge University and a Ph.D. from London University.

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR SHORT-TERM TRADING PURPOSES.

The Fund offers shareholders the potential to increase the value of their capital over time. Like most mutual funds, the Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. The Fund seeks to minimize risk by investing in many different companies in a variety of industries.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:
o are willing to grow their capital over the long-term  at least five years).
o can accept the additional risks associated with international investing.
o understand that shares of the Fund can, and likely will, have daily price fluctuations.
o are investing in tax-deferred retirement accounts, such as Traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Fund if you are:
o primarily seeking current dividend income.
o unwilling to accept potentially daily changes in the price of Fund shares.
o speculating on short-term fluctuations in the stock markets.
o are uncomfortable with the special risks associated with international investing.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
-----------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of trading on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of the Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY, 4:00 P.M. EASTERN TIME.

The following chart shows several convenient ways to invest in the Fund. There is no charge to invest when you make transactions directly through INVESCO. However, upon a redemption or an exchange of shares held three months or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2% of the current net asset value of the shares being exchanged will be assessed and retained by the Fund for the benefit of the remaining shareholders. If you invest in the Fund through a securities broker, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds you wish to purchase.

INVESCO reserves the right to increase, reduce or waive the Fund's minimum investment requirements in its sole discretion if it determines this action is in the best interests of the Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM  SUBSEQUENT  INVESTMENT.   $50  (Minimums  are  lower  for  certain
retirement plans.)

EXCHANGE POLICY. You may exchange your shares in the Fund for those in another INVESCO mutual fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:

o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four exchanges out of the Fund per 12-month period.
o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or termination that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.

REDEMPTION  FEE. If you exchange or redeem shares of the Fund after holding them three months or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2% of the current net asset value of the shares being exchanged will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is currently waived for institutional, qualified retirement plan and other shareholders investing through omnibus accounts, due to certain economies associated with these accounts. However, the Fund reserves the right to impose redemption fees on shares held by such shareholders at any time, if warranted by the Fund's future cost of processing redemptions. The redemption fee may be modified or discontinued at any time or from time to time. This fee is not a deferred sales charge, is not a commission paid to INVESCO and does not benefit INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other no-load mutual funds that are also advised by INVESCO and distributed by IDI. The Fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If your holding period is less than three months, the redemption/exchange fee will be assessed on the current net asset value of those shares.

Please remember that if you pay by check or wire and your funds do not clear, you will be responsible for any related loss to the Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).



METHOD                   INVESTMENT MINIMUM               PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                 $1,000 for regular
Mail to:                 accounts;
INVESCO Funds Group,     $250 for an IRA;
Inc.,                    $50 minimum for
P.O. Box 173706,         each subsequent
Denver, CO 80217-3706.   investment.
You may send your check
by overnight courier to:
7800 E. Union Ave.
Denver, CO 80237.
--------------------------------------------------------------------------------

METHOD                   INVESTMENT MINIMUM               PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE OR WIRE     $1,000                           Payment must be
Call 1-800-525-8085 to                                    received within 3
request                                                   business days, or the
your purchase. Then send                                  transaction may be
your                                                      cancelled.
check by overnight
courier to our
street address: 7800 E.
Union Ave.,
Denver, CO 80237. Or you
may send your payment by
bank wire (call INVESCO
for instructions).
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH    $50                              You must forward your
Call 1-800-525-8085 to                                    bank account
request your purchase.                                    information to INVESCO
INVESCO will move money                                   prior to using this
from your designated                                      option.
bank/credit union
checking or savings
account in order to
purchase shares, upon
your telephone
instructions, whenever
you wish.
--------------------------------------------------------------------------------
REGULAR INVESTING WITH   $50 per month for                Like all regular
EASIVEST                 EasiVest; $50                    investment plans, nei
OR DIRECT PAYROLL        per pay period for               ther EasiVest nor
purchase                 Direct Pay roll                  Direct Payroll Pur-
You may enroll on your   Purchase. You may                chase ensures a profit
fund                     start or stop your               or protects against
application, or call us  regular investment               loss in a falling
for a separate           plan at any time,                market. Because you'll
form and more details.   with two weeks'                  invest continually,
Investing                notice to INVESCO.               regardless of varying
the same amount on a                                      price levels, con-
monthly basis                                             sider your financial
allows you to buy more                                    ability to keep buying
shares when prices are                                    through low price
low and fewer shares                                      levels. And remember
when prices are high.                                     that you will lose
This "dollar cost averag                                  money if you redeem
ing" may help offset                                      your shares when the
market fluctuations.                                      market value of all
Over a period of time,                                    your shares is less
your average cost per                                     than their cost.
share may be less than
the actual average value
per share.
--------------------------------------------------------------------------------
BY PAL(R)                $1,000 (The                      Be sure to write down
Your "Personal Account   exchange minimum                 the confirmation
Line" is available       is $250 for                      number provided by
for subsequent           purchases                        PAL(R).Payment must be
purchases and            requested by                     received within 3
exchanges 24 hours a     telephone.)                      business days, or the
day.                                                      transaction may be
Simply call                                               cancelled.
1-800-424-8085.
--------------------------------------------------------------------------------
BY EXCHANGE              $1,000 to open a                 See "Exchange Policy."
Between two INVESCO      new account; $50
funds. Call              for written
1-800-525-8085 for       requests to pur
prospectuses of          chase additional
other INVESCO funds.     shares for an
Exchanges                existing account.
may be made by phone or  (The exchange
at our                   minimum is $250
Web site at              for exchanges
www.invesco.com. You     requested by
may also establish an    telephone.)
automatic
monthly exchange service
between
two INVESCO funds; call
us for further details
and the correct form.

DISTRIBUTION EXPENSES. We have adopted a Plan and Agreement of Distribution (commonly known as a "12b-1 Plan") for the Fund. The 12b-1 fees paid by the Fund are used to defray all or part of the cost of preparing and distributing prospectuses and promotional materials, as well as to pay for certain distribution-related and other services. These services include compensation to third party brokers, financial advisers and financial services companies that sell Fund shares and/or service shareholder accounts.

Under the Plan, the Fund's payments are limited to an amount computed at an annual rate of 0.25% of the Fund's average net assets. If distribution expenses for the Fund exceed these computed amounts, INVESCO pays the difference.

[INVESCO ICON] YOUR ACCOUNT SERVICES

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You may buy, exchange and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account application.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, WWW.INVESCO.COM.

Unless you decline the telephone transaction privileges,  when you fill out and sign the new  account  Application,  a Telephone  Transaction  Authorization
Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON] HOW TO SELL SHARES

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

The following chart shows several convenient ways to sell your Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell in proper form is received by INVESCO. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times particularly in periods of severe economic or market disruption - when you may experience delays in redeeming shares by phone.

INVESCO usually mails you the proceeds from the sale of Fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 15 days.

If you participate in EasiVest, the Fund's automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Fund's expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in the Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $250 or more.

METHOD                   REDEMPTION MINIMUM               PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE             $250 (or, if less,               INVESCO's telephone
Call us toll-free at:    full liquidation of              redemption privileges
1-800-525-8085.          the account) for a               may be modified or
                         redemption check;                terminated in the
                         $1,000 for a wire to             future at INVESCO's
                         your bank of record.             discretion.
                         The maximum amount
                         which may be redeemed
                         by telephone is
                         generally $25,000.
--------------------------------------------------------------------------------
IN WRITING               Any amount.                      The redemption
Mail your request to                                      request must be
INVESCO Funds Group,                                      signed by all
Inc., P.O. Box                                            registered account
173706, Denver, CO                                        owners. Payment will
80217-3706. You may                                       be mailed to your
also send your                                            address as it appears
request by overnight                                      on INVESCO's records,
courier to 7800 E.                                        or to a bank
Union Ave.,                                               designated by you in
Denver, CO 80237.                                         writing.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH    $50                              You must forward your
Call 1-800-525-8085                                       bank account
to request your                                           information to
redemption.  INVESCO                                      INVESCO prior to
will automatically                                        using this option.
pay the proceeds into
your designated bank
account.
--------------------------------------------------------------------------------
BY EXCHANGE              $250 for exchanges               See "Exchange Policy."
Between two INVESCO      requested by                     When opening a new
funds. Call              telephone.                       account, investment
1-800-525-8085 for                                        minimums apply.
prospectuses of other
INVESCO funds.
Exchanges may be
made by phone or at
our Web site at
www.invesco.com.
You may also establish
an automatic monthly
exchange service between
two INVESCO funds; call
us for further details
and the correct form.
--------------------------------------------------------------------------------
PERIODIC WITHDRAWAL      $100 per payment on a            You must have at
PLAN                     monthly or quarterly             least $10,000 total
You may call us to       basis. The redemption            invested with the
request the              check may be made                INVESCO funds with at
appropriate form and     payable to any party             least $5,000 of that
more information at      you designate.                   total invested in the
1-800-525-8085.                                           fund from which
                                                          withdrawals will be
                                                          made.
--------------------------------------------------------------------------------
PAYMENT TO THIRD         Any amount.                      All registered
PARTY                                                     account owners must
Mail your request to                                      sign the request,
INVESCO                                                   with signature
Funds Group, Inc.,                                        guarantees from an
P.O. Box                                                  eligible guarantor
173706, Denver, CO                                        financial
80217-3706.                                               institution, such as
                                                          a commercial bank or
                                                          a recognized national
                                                          or regional securities
                                                          firm.

[GRAPH ICON] TAXES

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Fund.

The Fund customarily  distributes to its shareholders  substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of the Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of the Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay any federal income or excise taxes. Instead, the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by the Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of the Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the Fund or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Fund is required by law to withhold 31% of your distributions and any money that you receive from the sale of shares of the Fund as a backup withholding tax.

We will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS). TAX-EXEMPT ACCOUNTS).

The Fund earns ordinary or investment income from dividends and interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders quarterly, or at such other times as the Fund may elect.

The Fund also realizes capital gains and losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long the Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. A Fund's NAV will drop by the amount of the distribution on the day the distribution is made. If you buy shares of the Fund just before a distribution, you may wind up "buying a dividend." This means that if the Fund makes a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Most shareholders want to avoid this. And, if you sell your shares at a loss for tax purposes and purchase a substantially identical investment within 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by the Fund are automatically reinvested in additional Fund shares at the NAV on the ex-dividend date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, may be subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Specialty Funds, Inc.'s 1999 Annual Report to Shareholders which is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                              PERIOD ENDED
                          YEAR ENDED JULY 31                     July 31
--------------------------------------------------------------------------------
LATIN AMERICAN           1999      1998      1997      1996      1995(a)
GROWTH FUND
PER SHARE DATA
Net Asset Value -                  $18.37    $12.86    $11.69    $10.00
  Beginning of Period
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income                0.00      0.13      0.08      0.02
  (Loss)(b)
Net Gains or (Losses)
  on Securities
  (Both Realized and               (5.41)      5.88      1.62      1.69
  Unrealized)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT              (5.41)      6.01      1.70      1.71
  OPERATIONS
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS

Dividends from Net                   0.00      0.14      0.09      0.02
  Investment Income(c)
Distributions from                   1.02      0.36      0.44      0.00
  Capital Gains
In Excess of Capital                 0.76      0.00      0.00      0.00
  Gains
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  1.78      0.50      0.53      0.02
--------------------------------------------------------------------------------
Net Asset Value - End              $11.18    $18.37    $12.86    $11.69
  of Period
================================================================================

TOTAL RETURN(d)                  (30.64%)    48.06%    15.27% 17.09%(e)
  RATIOS
Net Assets - End of Period        $34,725   $130,27   $32,064    $7,423
  ($000 Omitted)
Ratio  of  Expenses  to          1.99%(g)  1.76%(g)  2.14%(g)  2.00%(h)
  Average  Net  Assets(f)
Ratio of Net Investment Income
  (Loss) to Average Net Assets(f)   0.00%     1.35%     1.26%  0.79%(h)
Portfolio Turnover                    33%       72%       29%    30%(e)
  Rate

(a) From February 15, 1995, commencement of investment operations, to July 31, 1995.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended July 31, 1998.
(c) Distributions in excess of net investment income for the year ended July 31, 1998, aggregated less than $0.01 on a per share basis.
(d) The applicable redemption fees are not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, are not representative of a full year.
(f) Various expenses of the Fund were voluntarily absorbed by INVESCO and IAML for the period ended July 31, 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 4.49%(annualized) and ratio of net investment income to average net assets would have been (1.70%) (annualized).
(g) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO and IAML, which is before any expense offset arrangements.
(h) Annualized.

NOVEMBER 30, 1999

INVESCO SPECIALTY FUNDS, INC.

  INVESCO LATIN AMERICAN GROWTH Fund

You may obtain additional information about the Fund from several sources:

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI, dated November 30, 1999, is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. Information on the Public Reference Section can be obtained by calling 1-800-SEC-0330. The SEC file numbers for the Fund are 811-8528 and 033-79290.

























811-8528

PROSPECTUS | November 30, 1999
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
--------------------------------------------------------------------------------
INVESCO SPECIALTY Funds, INC.

INVESCO REALTY FUND

A NO-LOAD MUTUAL FUND DESIGNED FOR INVESTORS SEEKING LONG-TERM CAPITAL GROWTH AND ABOVE-AVERAGE CURRENT INCOME.

TABLE OF CONTENTS

Investment Goals And Strategies..................23
Fund Performance.................................24
Fees And Expenses................................25
Investment Risks.................................26
Risks Associated With Particular InvestmentS.....26
Temporary Defensive Positions....................29
Portfolio Turnover...............................30
Fund Management..................................30
Portfolio Managers...............................30
Potential Rewards................................31
Share Price......................................31
How To Buy Shares................................32
Your Account Services............................34
How To Sell Shares...............................35
Taxes............................................37
Dividends And Capital Gain Distributions.........38
Financial Highlights.............................39






                       [INVESCO ICON]
                           INVESCO

 The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]           Investment Objectives & Strategies

[ARROW ICON]         Potential Investment Risks

[GRAPH ICON]         Past Performance & Potential Advantages

[INVESCO ICON]       Working With INVESCO
--------------------------------------------------------------------------------
[KEY ICON]  INVESTMENT GOALS AND STRATEGIES

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Fund.

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMI-ANNUAL REPORT.

The Fund attempts to make your investment grow. The Fund is aggressively managed. Although the Fund can invest in debt securities, it primarily invests in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose value is based upon the values of equity securities.

The Fund tries to buy securities that will increase in value over the long term. Above-average current income is an additional consideration.

The Fund invests primarily in companies doing business in the real estate industry. These companies may include real estate investment trusts, real estate brokers, home builders or real estate developers, companies with substantial real estate holdings and companies with significant involvement in the real estate industry. The remainder of the Fund's assets are invested in other income-producing securities. To determine whether a potential investment is truly doing business in this sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the sector;
o At least 50% of its assets must be devoted to producing revenues from the sector; or
o Based on other available information, we determine that its primary business is within the sector.

INVESCO  uses  a  bottom-up   investment  approach  to  create  the  Fund's
investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.

[ARROW ICON] The real estate industry is highly cyclical, and the value of securities issued by companies doing business in that sector may fluctuate widely. The real estate industry-- and, therefore, the performance of the Fund-- is highly sensitive to national, regional and local economic conditions, interest rates, property taxes, overbuilding, decline in value of real estate and changes in rental income.

The Fund's investments are diversified across the realty sector. However, because those investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as the investments of most mutual funds, and far less diversified than the broad securities markets. This means that the Fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tend to go up and down more rapidly. As a result, the value of your investment in the Fund may rise or fall rapidly.

Other principal risks involved in investing in the Fund are market, credit, foreign securities, interest rate, duration, liquidity, derivatives, counterparty and lack of timely information risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Risks Associated With Particular Investments." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that you can lose money on your investment in the Fund.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. The table below shows average annual total returns for various periods ended December 31 for the Fund compared to the S&P 500 Index and the NAREIT Index. The information in the chart and table illustrates the variability of the Fund's return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.(1)

ACTUAL ANNUAL TOTAL RETURN(2),(3)

[INSERT]

Best calendar qtr.
Worst calendar qtr.

--------------------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURN(2)
                                               AS OF 12/31/98
--------------------------------------------------------------------------------
                                          1 YEAR           10 YEARS
                                                     OR SINCE INCEPTION(4)
--------------------------------------------------------------------------------
Realty Fund                                ______%         _______%
S&P 500 Index(1)                           ______%         _______%
NAREIT Index(1)                            ______%         _______%

(1) The S&P 500 Index is an unmanaged index of common stocks considered representative of the broad U.S. stock market. The NAREIT is an unmanaged index indicative of the U.S. real estate investment trust market. Please keep in mind that the Indexes do not pay brokerage, management, administrative or distribution expenses, all of which are paid by the Fund and are reflected in its annual return.
(2) Total return figures include reinvested dividends and capital gain distributions, and include the effect of the Fund's expenses.
(3) Year-to-date return for the Fund was ____% for the calendar quarter ended September 30, 1999.
(4)  The Fund commenced operations on January 2, 1997.

FEES AND EXPENSES

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

You pay no fees to purchase Fund shares, to exchange to another INVESCO fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account. The only Fund costs you pay are annual Fund operating expenses that are deducted from Fund assets.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

REALTY FUND
Management Fees                                 ___%
Distribution and Service (12b-1) Fees(1)        0.25%
Other Expenses (2)(3)(4)                        ___%
Total Annual Fund Operating Expenses(2)(3)(4)   ___%

(1) Because the Fund pays 12b-1 distribution fees which are based upon the Fund's assets, if you own shares of the Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(2) The Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown, because its custodian fees were reduced under an expense offset arrangement.

(3) The expense information presented in the table has been restated to reflect a change in the administrative services fee.

(4) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment to the Fund. After absorption, the Fund's Other Expenses and Total Annual Fund Operating Expenses were ____% and ____%, respectively. This commitment may be changed at any time following consultation with the board of directors.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in the Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year, and assumes that the Fund's expenses remained the same. Although the Fund's actual costs and performance may be higher or lower, based on these assumptions your costs would have been:

                        1 year    3 years   5 years    10 years

                        $____     $____     $____      $____

[ARROW ICON] INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including this Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS  OF   INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

YEAR 2000. Many computer  systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Fund could be adversely affected.

In addition, the markets for, or values of, securities in which the Fund invests may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Fund's investments. At this time, it is generally believed that foreign issuers, particularly those in emerging and other markets, may be more vulnerable to Year 2000 problems than issuers in the U.S.

[ARROW ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of your Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

CREDIT RISK

The Fund may invest in debt instruments, such as notes, bonds and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in foreign securities.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999, adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

     The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.

     EMU countries, as a single market, may affect future investment decisions of the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

INTEREST RATE RISK

Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements. Interest rate changes also have a direct impact on the value of equity securities of companies involved in the real estate industry.

DURATION RISK

Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.

LIQUIDITY RISK

The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

The Fund generally invests in equity securities of companies in the economic sector described by its name. However, in an effort to diversify its holdings and provide some protection against the risk of other investments, the Fund also may invest in other types of securities and other financial instruments, as indicated in the chart below. These investments, which at any given time may constitute a significant portion of the Fund's portfolio, have their own risks.

--------------------------------------------------------------------------------
INVESTMENT                                            RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)                   Market, Information,
These are securities issued by U.S.  banks that       Political, Regulatory,
represent  shares of foreign  corporations  held      Diplomatic, Liquidity,
by those banks. Although traded in U.S.               and Currency Risks
securities markets and valued in U.S.dollars,
ADRs carry most of the risks of investing
directly in foreign securities.
--------------------------------------------------------------------------------
DEBT SECURITIES
Securities issued by private companies or             Market, Credit, Inter-
governments representing an obligation to pay         est Rate and Duration
interest and to repay principal when the              Risks
security matures.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DELAYED DELIVERY OR WHEN-ISSUED SECURITIES
Ordinarily, the Fund purchases securities and         Market and
pays for them in cash at the normal trade             Interest Rate
settlement time. When the Fund purchases a            Risks
delayed delivery or when-issued  security,
it promises to pay in the future for
example, when the security is actually
available for delivery to the Fund. The
Fund's obligation to pay and the interest
rate it receives, in the case of debt
securities, usually are fixed when the Fund
promises to pay. Between the date the Fund
promises  to pay and the  date  the  securities
are actually received, the Fund receives no
interest on its investment,  and bears the risk
that the market value of the when-issued security
may decline.
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS                    Political,
A contract to exchange an amount of currency          Diplomatic,
on a date in the future at an agreed-upon             Counterparty and
exchange rate might be used by the Fund to            Regulatory Risks
hedge against changes in foreign currency
exchange rates when the Fund invests in for-
eign securities.  Does not reduce price
fluctuations in foreign securities, or prevent
losses if the prices of those securities
decline.
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES
Securities issued or guaranteed by the U.S.           Interest Rate Risk
government or federal agencies, representing
interests in pools of mortgages purchased from
lending institutions. Interest and principal
payments are "passed through" to holders of
the security. When interest rates drop and
homeowners refinance mortgages at lower rates,
the value of mortgage-backed securities tends
to drop.
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITS)
Trusts that invest in real estate or interests        Interest Rate
in real estate. Shares  of REITs are publicly         and Market Risks
traded and are subject to the same risks as
any other security, as well as risks specific
to the real estate industry, including decline
in value of real estate, general and local
economic conditions, and interest rate
fluctuations.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller of a                Credit and Counter-
security agrees to buy it back at an                  party Risks
agreed-upon price and time in the future.
--------------------------------------------------------------------------------
RULE 144A SECURITIES
Securities  that are not  registered,  but            Liquidity Risk
which are bought and sold solely by institutional
investors.  The Fund considers many Rule 144A
securities to be "liquid," although the market
for such securities typically is less active than
the public securities markets.
--------------------------------------------------------------------------------

[ARROW ICON] TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid such as high quality money market instruments, like short-term U.S. government obligations, commercial paper or repurchase agreements. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROW ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate compared to many other mutual funds. The Fund's portfolio turnover rate for the year ended July 31, 1999 was ____%

A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turn- over rate may result in higher brokerage commissions and taxable capital gain distributions to the Fund's shareholders.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $296 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $_____ billion for more than _______ shareholders of 42 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Fund, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares). INVESCO Realty Advisors, Inc. ("IRAI") is the sub-adviser to the Fund.

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI"), is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO, IRAI and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fee the Fund paid to INVESCO for its advisory services in the fiscal year ended July 31, 1999:

--------------------------------------------------------------------------------
                                         ADVISORY FEE AS A PERCENTAGE OF AVERAGE
FUND                                     ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
INVESCO Realty Fund                      _____%


[INVESCO ICON] PORTFOLIO MANAGERS

The Realty Fund is managed on a day-to-day basis by IRAI, which serves as sub-adviser to the Fund. IRAI uses a team management approach which means that a group of portfolio managers makes collective investment decisions for the Fund.

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR SHORT-TERM TRADING PURPOSES.

The Fund offers shareholders the potential to increase the value of their capital over time and also offers the opportunity for quarterly income. Like most mutual funds, the Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. While the Fund invests in a single targeted market sector, it seeks to minimize risk by investing in many different companies.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:
o are willing to grow their  capital over the  long-term  (at least five years).
o can accept the additional risks associated with sector  investing.
o understand that shares of the Fund can, and likely will, have daily price fluctuations.
o are investing in tax-deferred retirement accounts, such as Traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.


You probably do not want to invest in the Fund if you are:
o primarily seeking current dividend income (although the Fund does seek to provide income in addition to capital appreciation).
o unwilling to accept potentially daily changes in the price of Fund shares.
o speculating on short-term fluctuations in the stock markets.

[INVESCO ICON] SHARE PRICE

CURRENT  MARKET  VALUE OF FUND ASSETS
+ ACCRUED  INTEREST  AND  DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
-------------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of trading on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of the Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY, 4:00 P.M. EASTERN TIME.

The following chart shows several  convenient  ways to invest in the Fund.
There is no charge to invest, exchange or redeem shares when you make transactions directly through INVESCO. However, if you invest in the Fund through a securities broker, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds you wish to purchase.

INVESCO reserves the right to increase, reduce or waive the Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM  SUBSEQUENT  INVESTMENT.   $50  (Minimums  are  lower  for  certain
retirement plans.)

EXCHANGE POLICY. You may exchange your shares in the Fund for those in another INVESCO mutual fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:

o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four exchanges out of the Fund per 12-month period.
o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or termination that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.

Please remember that if you pay by check or wire and your funds do not clear, you will be responsible for any related loss to the Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).



METHOD                      INVESTMENT MINIMUM            PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                    $1,000 for regular accounts;
Mail to:                    $250 for an IRA; $50 minimum
P.O. Box 173706             for each subsequent
Denver, CO 80217-3706       investment.
You may send your check
by overnight courier to:
7800 E. Union Ave.
Denver, CO 80237
--------------------------------------------------------------------------------
BY TELEPHONE OR WIRE        $1,000.                       Payment must be
Call 1-800-525-8085 to                                    received within 3
request your purchase.                                    business days, or the
Then send your check by                                   transaction may be
overnight courier to our                                  cancelled.
street address:  7800 E.
Union Avenue, Denver, CO
80237.  Or you may send
your payment by bank wire
(call INVESCO for
instructions).
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH       $50                           You must forward your
Call 1-800-525-8085 to                                    bank account infor-
request your purchase.                                    mation to INVESCO
INVESCO will move money                                   prior to using this
from your designated                                      option.
bank/credit union checking
or savings account in order
to purchase shares, upon
your telephone instructions
whenever you wish.
--------------------------------------------------------------------------------

METHOD                      INVESTMENT MINIMUM            PLEASE REMEMBER
--------------------------------------------------------------------------------
REGULAR INVESTING WITH      $50 per month for EasiVest;   Like all regular in-
EASIVEST OR DIRECT          $50 per pay period for        vestment plans,
PAYROLL PURCHASE            Direct Payroll Purchase.      neither EasiVest nor
You may enroll on your      You may start or stop your    Direct Payroll Pur-
fund application, or call   regular investment plan at    chase ensures a profit
us for a separate form      any time, with two weeks'     or protects against
and more details.  Invest-  notice to INVESCO.            loss in a falling
ing the same amount on a                                  market.  Because
monthly basis allows you                                  you'll invest con-
to buy more shares when                                   tinually, regardless
prices are low and fewer                                  of varying price
shares when prices are                                    levels, consider your
high.  This "dollar cost                                  financial ability to
averaging" may help offset                                keep buying through
market fluctuations.  Over                                low price levels.  And
a period of time, your                                    remember that you will
average cost per share may                                lose money if you
be less than the actual                                   you redeem your shares
average value per share.                                  when the market value
                                                          of all your shares is
                                                          less than their cost.
--------------------------------------------------------------------------------
BY PAL(R)                   $1,000 (The exchange          Be sure to write down
Your "Personal Account      minimum is $250 for           the confirmation
Line" is available for      purchases requested           number provided by
subsequent purchases        by telephone.)                PAL(R). Payment must
and exchanges 24                                          be received within 3
hours a day.                                              business days, or the
Simply call                                               transaction may be
1-800-424-8085.                                           cancelled.
--------------------------------------------------------------------------------
BY EXCHANGE                 $1,000 to open a new          See "Exchange Policy."
Between two INVESCO         account; $50 for
funds. Call                 written requests
1-800-525-8085 for          to purchase additional
prospectuses of             shares for an existing
other INVESCO funds.        account. (The exchange
Exchanges                   minimum is $250 for
may be made by phone or     exchanges requested
at our Web site at          by telephone.)
www.invesco.com. You
may also establish an
automatic monthly
exchange service between
two INVESCO funds; call
us for further details
and the correct form.


DISTRIBUTION EXPENSES. We have adopted a Plan and Agreement of Distribution (commonly known as a "12b-1 Plan") for the Fund. The 12b-1 fees paid by the Fund are used to defray all or part of the cost of preparing and distributing prospectuses and promotional materials, as well as to pay for certain distribution-related and other services. These services include compensation to third party brokers, financial advisers and financial services companies that sell Fund shares and/or service shareholder accounts.

Under the Plan, the Fund's payments are limited to an amount computed at an annual rate of 0.25% of the Fund's average net assets. If distribution expenses for the Fund exceed these computed amounts, INVESCO pays the difference.

[INVESCO ICON] YOUR ACCOUNT SERVICES

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You may buy, exchange and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account application.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, WWW.INVESCO.COM.

Unless you decline the telephone transaction privileges,  when you fill out and sign the new  account  Application,  a Telephone  Transaction  Authorization
Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.


[INVESCO ICON] HOW TO SELL SHARES

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

The following chart shows several convenient ways to sell your Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell in proper form is received by INVESCO. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times particularly in periods of severe economic or market disruption - when you may experience delays in redeeming shares by phone.

INVESCO usually mails you the proceeds from the sale of Fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 15 days.

If you participate in EasiVest, the Fund's automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Fund's expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in the Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $250 or more.

--------------------------------------------------------------------------------
METHOD                  REDEMPTION MINIMUM       PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE            $250 (or, if less,       INVESCO's telephone
Call us toll-free at:   full liquidation of      redemption privileges
1-800-525-8085.         the account) for a       may be modified or
                        redemption check;        terminated in the
                        $1,000 for a wire to     future at INVESCO's
                        your bank of record.     discretion.
                        The maximum amount
                        which may be redeemed
                        by telephone is
                        generally $25,000.
--------------------------------------------------------------------------------
IN WRITING              Any amount.              The redemption
Mail your request to                             request must be
INVESCO Funds Group,                             signed by all
Inc., P.O. Box                                   registered account
173706, Denver, CO                               owners. Payment will
80217-3706. You may                              be mailed to your
also send your                                   address as it appears
request by overnight                             on INVESCO's records,
courier to 7800 E.                               or to a bank
Union Ave.,                                      designated by you in
Denver, CO 80237.                                writing.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH   $50                      You must forward your
Call 1-800-525-8085                              bank account
to request your                                  information to
redemption.  INVESCO                             INVESCO prior to
will automatically                               using this option.
pay the proceeds into
your designated bank
account.
--------------------------------------------------------------------------------
BY EXCHANGE             $250 for exchanges       See "Exchange Policy."
Between two INVESCO     requested by             When opening a new
funds. Call             telephone.               account, investment
1-800-525-8085 for                               minimums apply.
prospectuses of other
INVESCO  funds.
Exchanges may  be
made by phone or
at our Web site at
www.invesco.com.
You may also establish
an automatic monthly
exchange service
between two INVESCO
funds; call us for
further details and
the correct form.
--------------------------------------------------------------------------------
PERIODIC WITHDRAWAL     $100 per payment on a    You must have at
PLAN                    monthly or quarterly     least $10,000 total
You may call us to      basis. The redemption    invested with the
request the             check may be made        INVESCO funds with at
appropriate form and    payable to any party     least $5,000 of that
more information at     you designate.           total invested in the
1-800-525-8085.                                  fund from which
                                                 withdrawals will be
                                                 made.
--------------------------------------------------------------------------------
PAYMENT TO THIRD        Any amount.              All registered
PARTY                                            account owners must
Mail your request to                             sign the request,
INVESCO                                          with signature
Funds Group, Inc.,                               guarantees from an
P.O. Box                                         eligible guarantor
173706, Denver, CO                               financial institution,
80217-3706.                                      such as a commercial bank
                                                 or a recognized national
                                                 or regional securities
                                                 firm.

[GRAPH ICON]  TAXES

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Fund.

The Fund customarily  distributes to its shareholders  substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of the Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of the Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay any federal income or excise taxes. Instead, the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by the Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of the Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the Fund or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Fund is required by law to withhold 31% of your distributions and any money that you receive from the sale of shares of the Fund as a backup withholding tax.

We will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON]  DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS).

The Fund earns ordinary or investment income from dividends and interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders quarterly, or at such other times as the Fund may elect.

The Fund also realizes capital gains and losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long the Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. The Fund's NAV will drop by the amount of the distribution on the day the distribution is made. If you buy shares of the Fund just before a distribution, you may wind up "buying a dividend." This means that if the Fund makes a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Most shareholders want to avoid this. And, if you sell your shares at a loss for tax purposes and purchase a substantially identical investment within 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by the Fund are automatically reinvested in additional Fund shares at the NAV on the ex-dividend date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, may be subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, are included in the INVESCO Specialty Funds, Inc.'s 1999 Annual Report to Shareholders which is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.


                                                 YEAR ENDED
                                                   JULY 31                 PERIOD ENDED JULY 31
-----------------------------------------------------------------------------------------------------------
REALTY FUND                                   1999          1998                1997(a)
PER SHARE DATA
Net Asset Value-Beginning of Period                       $10.99                 $10.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
Net Investment Income                                       0.38                   0.22
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)                           (0.96)                   0.99
-----------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                          (0.58)                   1.21
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment
 Income                                                     0.39                   0.22
Distributions from Capital Gains                            0.87                   0.00
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         1.26                   0.22
-----------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                             $9.15                 $10.99
===========================================================================================================

TOTAL RETURN                                             (6.49%)              12.24%(b)

RATIOS
Net Assets--End of Period                                $23,548                $36,658
 ($000 Omitted)
Ratio of Expenses to
 Average Net Assets(c)(d)                                  1.22%               1.20%(e)
Ratio of Net Investment Income
 to Average Net Assets(c)                                  3.53%               4.08%(e)
Portfolio Turnover Rate                                     258%                 70%(b)


(a) From January 1, 1997, commencement of investment operations, to July 31, 1997.
(b) Based on operations for the period shown and, accordingly, are not representative of a full year.
(c) Various  expenses of the Fund were voluntarily absorbed by INVESCO for the years ended July 31, 1999 and 1998 and the period ended July 31, 1997. If such expenses had not been voluntarily  absorbed, ratio of expenses to average net assets would have been ____%, 1.97% and 1.83% (annualized), respectively, and ratio of net investment income to average net assets would have been ____%, 2.78%
    and 3.45% (annualized), respectively.
(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.
(e) Annualized.


     November 30, 1999

     INVESCO SPECIALTY FUNDS, INC.

        INVESCO REALTY FUND

     You may obtain additional information about the Fund from several sources:

     FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

     STATEMENT OF ADDITIONAL INFORMATION. The SAI, dated November 30, 1999, is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

     INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

     To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. Information on the Public Reference Section can be obtained by calling 1-800-SEC-0330. The SEC file numbers for the Fund are 811-8528 and 033-79290.

























     811-8528

PROSPECTUS | November 30, 1999
-------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
-------------------------------------------------------------------------------
INVESCO SPECIALTY FUNDS, INC.

INVESCO TELECOMMUNICATIONS FUND(FORMERLY, INVESCO WORLDWIDE COMMUNICATIONS FUND)

A NO-LOAD MUTUAL FUND INVESTING GLOBALLY IN THE TELECOMMUNICATIONS SECTOR.


TABLE OF CONTENTS

Investment Goals And  Strategies...............................42
Fund Performance...............................................43
Fees And Expenses..............................................44
Investment Risks...............................................45
Risks Associated With Particular Investments...................45
Temporary Defensive Positions..................................48
Portfolio Turnover.............................................49
Fund Management................................................49
Portfolio Manager..............................................49
Potential Rewards..............................................50
Share Price....................................................50
How To Buy Shares..............................................51
Your Account Services..........................................53
How To Sell Shares.............................................54
Taxes..........................................................56
Dividends And Capital Gain  Distributions......................57
Financial Highlights...........................................58




                             [INVESCO ICON]
                                 INVESCO


The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]          Investment Objectives & Strategies

[ARROW ICON]        Potential Investment Risks

[GRAPH ICON]        Past Performance & Potential Advantages

[INVESCO ICON]      Working With INVESCO
--------------------------------------------------------------------------------

{KEY ICON] INVESTMENT GOALS AND STRATEGIES

FACTORS  COMMON TO ALL THE FUNDS

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Fund.

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMI-ANNUAL REPORT.

The Fund attempts to make your investment grow. The Fund is aggressively managed. It invests primarily in equity securities that INVESCO believes will rise in price - and increase in value - faster than other securities, as well as in options and other investments whose value is based upon the values of equity securities. It can also invest in debt securities. Current income is an additional consideration in the Fund's investments.

The Fund invests primarily in equity securities of companies primarily engaged in the design, development, manufacture, distribution, or sale of communications services and equipment, and companies that are involved in developing, constructing or operating infrastructure projects throughout the world, or in supplying equipment or services to such companies.

The telecommunications sector includes companies that offer telephone services, wireless com-munications, satellite communications, television and movie programming, broadcasting, internet access and/or are involved in infrastructure projects. Infrastructure projects may include communications, as well as utilities, natural gas and oil pipelines, and transportation projects such as airports, railroads and highways. To determine whether a potential investment is doing business in this sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the telecommunications sector;
o At least 50% of its assets must be devoted to producing revenues from the telecommunications sector; or
o Based on other available information, we determine that its primary business is within the telecommunications sector.

INVESCO  uses  a  bottom-up   investment  approach  to  create  the  Fund's
investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. We select stocks based on projected total return for individual companies, while also analyzing country-specific factors that might affect stock performance or influence company valuation. Normally, the Fund will invest primarily in companies located in at least three different countries, although U.S. issuers will often dominate the portfolio.

We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries. The Fund's portfolio emphasizes strongly managed market leaders, with a lesser weighting on smaller, faster-growing companies which offer new products or services and/or are increasing their market shares.

[ARROW   ICON]  The  Fund's   investments   are   diversified   across  the
telecommunications sector. However, because the Fund's investments are limited to a comparatively narrow segment of the economy, the portfolio is not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments may tend to go up and down more rapidly. As a result, the value of your investment in the Fund may rise or fall rapidly. The telecommunications sector is highly regulated, and changes in government regulation can play a significant role in the prospects of the sector or specific markets within the telecommunications sector.

Other principal risks involved in investing in the Fund are market, credit, debt securities, foreign securities, interest rate, duration, liquidity, derivatives, counterparty and lack of timely information risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Risks Associated With Particular Investments." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that you can lose money on your investment in the Fund.

[GRAPH ICON]FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. The table below shows average annual total returns for various periods ended December 31 for the Fund compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.(1)


Actual Annual Total Return(2),(3)

[INSERT]

Best calendar qtr.
Worst calendar qtr.

------------------------------------------------------------------------
                                  AVERAGE ANNUAL TOTAL RETURN(2)
                                          AS OF 12/31/98
------------------------------------------------------------------------
                                   1 YEAR          10 YEARS OR
                                                SINCE INCEPTION(4)

Telecommunications Fund             ____%               ____%
S&P 500 Index(1)                    ____%               ____%

(1)The S&P 500 Index is an unmanaged index of common stocks considered representaive of the broad U.S. stock market. The MSCI-EAFE is an unmanaged index indicative of the equity markets of Europe, Australia, and the Far East. Please keep in mind that the Indexes do not pay brokerage, management, administrative or distribution expenses, all of which are paid by the Fund and are reflected in its annual return.

(2)Total return figures include reinvested dividends and capital gain distributions, and include the effect of the Fund's expenses.

(3)Year-to-date return for the Fund was ____% for the calendar quarter ended September 30, 1999.

(4)The Fund commenced  operations on August 1, 1994.

FEES AND EXPENSES

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

You pay no fees to purchase Fund shares, to exchange to another INVESCO fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account. The only Fund costs you pay are annual Fund operating expenses that are deducted from Fund assets.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS


TELECOMMUNICATIONS FUND
  Management Fees                                              ___%
  Distribution and Service (12b-1) Fees(1)                    0.25%
  Other Expenses (2)(3)(4)                                     ___%
  Total Annual Fund Operating Expenses(2)(3)(4)                ___%


(1) Because the Fund pays 12b-1 distribution fees which are based upon the Fund's assets, if you own shares of the Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(2) The Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown, because its custodian fees were reduced under an expense offset arrangement.

(3) The expense information presented in the table has been restated to reflect a change in the administrative services fee.

(4) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment to the Fund. After absorption, the Fund's
    Other Expenses and Total Annual Fund Operating Expenses were ____% and ____%, respectively. This commitment may be changed at any time following consultation with the board of directors.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in the Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year, and assumes that the Fund's expenses remained the same. Although the Fund's actual costs and performance may be higher or lower, based on these assumptions your costs would have been:


                        1 year        3 years       5 years      10 years

                        $____         $____         $____        $____

[ARROW ICON)INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including this Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other agency, unlike bank deposits such as CDs or savings accounts. No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS  OF   INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

YEAR 2000. Many computer  systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Fund could be adversely affected.

In addition, the markets for, or values of, securities in which the Fund invests may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Fund's investments. At this time, it is generally believed that foreign issuers, particularly those in emerging and other markets, may be more vulnerable to Year 2000 problems than issuers in the U.S.

[ARROW ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of your Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

CREDIT RISK

The Fund may invest in debt instruments, such as notes, bonds and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DEBT SECURITIES RISK

Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both, on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments, or both, as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including interest rate risk.

Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P and is usually considered to be speculative.

In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B and CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in foreign securities.

    CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

    POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

    REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

    DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

    EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999, adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

    The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.

    EMU countries, as a single market, may affect future investment decisions of the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

INTEREST RATE RISK

Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

DURATION RISK

Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.

LIQUIDITY RISK

The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

The Fund generally invests in equity securities of companies that are related to telecommunications. However, in an effort to diversify its holdings and provide some protection against the risk of other investments, the Fund also may invest in other types of securities and other financial instruments, as indicated in the chart below. These investments, which at any given time may constitute a significant portion of the Fund's portfolio, have their own risks.


-------------------------------------------------------------------------------
INVESTMENT                                       RISKS
-------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)
 These are securities issued by U.S. banks       Market, Information,
 that represent shares of foreign corpora-       Political, Regulatory,
 tions held by those banks.  Although traded     Diplomatic, Liquidity
 in U.S. securities markets and valued in        and Currency Risks
 U.S. dollars, ADRs carry most of the risks
 of investing directly in foreign securities.
-------------------------------------------------------------------------------
DEBT SECURITIES
 Securities issued by private companies or       Market, Credit, Interest
 governments representing an obligation to       Rate and Duration Risks
 pay interest and to repay principal when
 the security matures.
-------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS
 A contract to exchange an amount of currency    Currency, Political,
 on a date in the future at an agreed-upon       Diplomatic, Counter-
 exchange rate might be used by the Fund to      party and Regulatory
 hedge against changes in foreign currency       Risks
 exchange rates when the Fund invests in for
 eign securities.  Does not reduce price
 fluctuations in foreign securities, or prevent
 losses if the prices of those securities
 decline.
-------------------------------------------------------------------------------
ILLIQUID SECURITIES
 Securities that cannot be sold quickly          Liquidity Risk
 at fair value.
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                            Credit and Counterparty
 A contract under which the seller of a          Risks
 security agrees to buy it back at an
 agreed-upon price and time in the future.
-------------------------------------------------------------------------------
RULE 144A SECURITIES
 Securities  that are not registered,            Liquidity Risk
 but which are bought and sold  solely by
 institutional  investors.  The Fund
 considers  many Rule 144A  securities to
 be "liquid," although the market for such
 securities typically is less active than
 the public securities markets.
-------------------------------------------------------------------------------

[ARROW ICON] TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid such as high quality money market instruments, like short-term U.S. government obligations, commercial paper or repurchase agreements. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROW ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate compared to many other mutual funds. The Fund's portfolio turnover rate for the year ended July 31, 1999 was ____%

A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turn- over rate may result in higher brokerage commissions and taxable capital gain distributions to the Fund's shareholders.


[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $296 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $_____ billion for more than _______ shareholders of 42 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Fund, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI"), is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fee the Fund paid to INVESCO for its advisory services in the fiscal year ended July 31, 1999:

-------------------------------------------------------------------------------
                                         ADVISORY FEE AS A PERCENTAGE OF AVERAGE
FUND                                     ANNUAL NET ASSETS UNDER MANAGEMENT
-------------------------------------------------------------------------------
INVESCO Telecommunications Fund          _____%


[INVESCO ICON] PORTFOLIO MANAGER

The following individual is responsible for the day-to-day management of the Fund's portfolio holdings:

BRIAN B. HAYWARD,  a Chartered  Financial  Analyst,  has been the portfolio
manager   of   the   Fund   since    1997.    Brian   also    manages    INVESCO
VIF-Telecommunications  Fund, INVESCO Utilities Fund and INVESCO VIF - Utilities

Fund. A vice president of INVESCO, Brian began his investment career in 1985, and before joining INVESCO was senior equity analyst with Mississippi Valley Advisors. He received an M.A. in Economics and a B.A. in Mathematics from the University of Missouri.

Brian Hayward is a member of the INVESCO Sector Team, which is co-led by William R. Keithler and John R. Schroer.


[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT
PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR SHORT-TERM TRADING PURPOSES.

The Fund offers shareholders the potential to increase the value of their capital over time and also offers the opportunity for current income. Like most mutual funds, the Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. While the Fund invests in the telecommunications sector, it seeks to minimize risk by investing in many different companies.

SUITABILITY FOR INVESTORS

Only you can  determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:
o  are willing to grow their  capital over the long-term (at  least five years).
o  can accept the additional risks associated with sector  investing.
o understand that shares of the Fund can, and likely will, have daily price fluctuations.
o  are investing in tax-deferred retirement accounts, such as Traditional and
   Roth   Individual    Retirement    Accounts    ("IRAs"),    as   well   as
   employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.


You probably do not want to invest in the Fund if you are:
o primarily seeking current dividend income (although the Fund does seek to provide income in addition to capital appreciation).
o unwilling to accept potentially daily changes in the price of Fund shares.
o  speculating on short-term fluctuations in the stock markets.

[INVESCO ICON] SHARE PRICE

CURRENT  MARKET  VALUE OF FUND ASSETS
+ ACCRUED  INTEREST  AND  DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
-----------------------------------------
 / NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of trading on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of the Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY, 4:00 P.M. EASTERN TIME.

The following chart shows several convenient ways to invest in the Fund. There is no charge to invest, exchange or redeem shares when you make transactions directly through INVESCO. However, if you invest in the Fund through a securities broker, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds you wish to purchase.

INVESCO reserves the right to increase, reduce or waive the Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM  SUBSEQUENT  INVESTMENT.   $50  (Minimums  are  lower  for  certain
retirement plans.)

EXCHANGE POLICY. You may exchange your shares in the Fund for those in another INVESCO mutual fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:

o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o  You may make up to four exchanges out of the Fund per 12-month period.
o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or termination that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.

Please remember that if you pay by check or wire and your funds do not clear, you will be responsible for any related loss to the Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).



METHOD                      INVESTMENT MINIMUM           PLEASE REMEMBER
-------------------------------------------------------------------------------
BY CHECK                    $1,000 for regular
Mail to:                    accounts;
INVESCO Funds Group,        $250 for an IRA;
Inc.,                       $50 minimum for
P.O. Box 173706,            each subsequent
Denver, CO 80217-3706.      investment.
You may send your check
by overnight courier to:
7800 E. Union Ave.
Denver, CO 80237.
-------------------------------------------------------------------------------
BY TELEPHONE OR WIRE        $1,000                       Payment must be
Call 1-800-525-8085 to                                   received within 3
request                                                  business days, or the
your purchase. Then send                                 transaction may be
your check by overnight                                  cancelled.
courier to our
street address:
7800 E. Union Ave.,
Denver, CO 80237.
Or you may send your
payment by bank wire
(call INVESCO for
instructions).
-------------------------------------------------------------------------------
BY TELEPHONE WITH ACH       $50                          You must forward your
Call 1-800-525-8085 to                                   bank account
request your pur chase.                                  information to INVESCO
INVESCO will move money                                  prior to using this
from your designated                                     option.
bank/credit union check-
ing or savings account in
order to purchase shares,
upon your telephone
instructions, whenever
you wish.

METHOD                      INVESTMENT MINIMUM           PLEASE REMEMBER
-------------------------------------------------------------------------------
REGULAR INVESTING WITH      $50 per month for            Like all regular
EASIVEST OR DIRECT          EasiVest; $50                investment plans, nei-
PAYROLL PURCHASE            per pay period for           ther EasiVest nor
You may enroll on your      Direct Pay roll              Direct Payroll Pur-
fund application, or call   Purchase. You may            chase ensures a profit
us for a separate form      start or stop your           or protects against
and more details.           regular investment           loss in a falling
for a separate              plan at any time,            market. Because you'll
Investing the same amount   with two weeks'              invest continually,
on a monthly basis          notice to INVESCO.           regardless of varying
allows you to buy more                                   price levels, con-
shares when prices are                                   sider your financial
low and fewer shares                                     ability to keep buying
when prices are high.                                    through low price
This "dollar cost averag-                                levels. And remember
ing" may help offset                                     that you will lose
market fluctuations.                                     money if you redeem
Over a period of time,                                   your shares when the
your average cost per                                    market value of all
share may be less than                                   your shares is less
the actual average value                                 than their cost.
per share.
-------------------------------------------------------------------------------
BY PAL(R)                   $1,000 (The                  Be sure to write down
Your "Personal Account      exchange minimum             the confirmation
Line" is available          is $250 for                  number provided by
for subsequent purchases    purchases                    PAL(R). Payment must be
and exchanges 24 hours      requested by                 received within 3
a day.  Simply call         telephone.)                  business days, or the
1-800-424-8085                                           transaction may be can-
                                                         celled.
-------------------------------------------------------------------------------
BY EXCHANGE                 $1,000 to open a             See "Exchange Policy."
Between two INVESCO         new account; $50
funds. Call                 for written
1-800-525-8085 for          requests to pur-
prospectuses of             chase additional
other INVESCO funds.        shares for an
Exchanges may be made       existing account.
by phone or at our          (The exchange
Web site at                 minimum is $250
www.invesco.com.            for exchanges
You may also establish      requested by
an automatic monthly        telephone.)
exchange service
between wo INVESCO
funds; call us for
further details
and the correct form.

     DISTRIBUTION EXPENSES. We have adopted a Plan and Agreement of Distribution (commonly known as a "12b-1 Plan") for the Fund. The 12b-1 fees paid by the Fund are used to defray all or part of the cost of preparing and distributing prospectuses and promotional materials, as well as to pay for certain distribution-related and other services. These services include compensation to third party brokers, financial advisers and financial services companies that sell Fund shares and/or service shareholder accounts.

     Under the Plan, the Fund's payments are limited to an amount computed at an annual rate of 0.25% of the Fund's average net assets. If distribution expenses for the Fund exceed these computed amounts, INVESCO pays the difference.

[INVESCO ICON] YOUR ACCOUNT SERVICES

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You may buy, exchange and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account application.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, WWW.INVESCO.COM.

Unless you decline the telephone transaction privileges,  when you fill out and sign the new  account  Application,  a Telephone  Transaction  Authorization
Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON) HOW TO SELL SHARES

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

The following chart shows several convenient ways to sell your Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell in proper form is received by INVESCO. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times particularly in periods of severe economic or market disruption - when you may experience delays in redeeming shares by phone.

INVESCO usually mails you the proceeds from the sale of Fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 15 days.

If you participate in EasiVest, the Fund's automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Fund's expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in the Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $250 or more.

-------------------------------------------------------------------------------
METHOD                      REDEMPTION MINIMUM           PLEASE REMEMBER
-------------------------------------------------------------------------------
BY TELEPHONE                $250 (or, if less,           INVESCO's telephone
Call us toll-free at:       full liquidation of          redemption privileges
1-800-525-8085.             the account) for a           may be modified or
                            redemption check;            terminated in the
                            $1,000 for a wire to         future at INVESCO's
                            your bank of record.         discretion.
                            The maximum amount
                            which may be redeemed
                            by telephone is
                            generally $25,000.
-------------------------------------------------------------------------------
IN WRITING                  Any amount.                  The redemption
Mail your request to                                     request must be
INVESCO Funds Group,                                     signed by all
Inc., P.O. Box                                           registered account
173706, Denver, CO                                       owners. Payment will
80217-3706. You may                                      be mailed to your
also send your                                           address as it appears
request by overnight                                     on INVESCO's records,
courier to 7800 E.                                       or to a bank
Union Ave.,                                              designated by you in
Denver, CO 80237.                                        writing.

-------------------------------------------------------------------------------
BY TELEPHONE WITH ACH       $50                          You must forward your
Call 1-800-525-8085                                      bank account
to request your                                          information to
redemption.  INVESCO                                     INVESCO prior to
will automatically                                       using this option.
pay the proceeds into
your designated bank
account.
-------------------------------------------------------------------------------
BY EXCHANGE                 $250 for exchanges           See "Exchange Policy."
Between two INVESCO         requested by                 When opening a new
funds. Call                 telephone.                   account, investment
1-800-525-8085 for                                       minimums apply.
prospectuses of other
INVESCO  funds.
Exchanges  may  be
made  by  phone  or
at  our  Web  site  at
www.invesco.com.
You may also establish
an automatic  monthly
exchange service between
two INVESCO funds; call
us for further details
and the correct form.
-------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN    $100 per payment on a        You must have at
You may call us to          monthly or quarterly         least $10,000 total
request the                 basis. The redemption        invested with the
appropriate form and        check may be made            INVESCO funds with at
more information at         payable to any party         least $5,000 of that
1-800-525-8085.             you designate.               total invested in the
                                                         fund from which
                                                         withdrawals will be
                                                         made.
-------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY      Any amount.                  All registered
Mail your request to                                     account owners must
INVESCO Funds Group,                                     sign the request,
Inc.,  P.O. Box 173706,                                  with signature
Denver, CO  80217-3706.                                  guarantees from an
                                                         eligible guarantor
                                                         financial institution
                                                         such as a  commercial
                                                         bank or a  recognized
                                                         national  or   regional
                                                         securities firm.

[GRAPH ICON] TAXES

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Fund.

The Fund customarily  distributes to its shareholders  substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of the Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of the Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay any federal income or excise taxes. Instead, the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by the Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of the Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the Fund or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Fund is required by law to withhold 31% of your distributions and any money that you receive from the sale of shares of the Fund as a backup withholding tax.

We will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS). TAX-EXEMPT ACCOUNTS)

The Fund earns ordinary or investment income from dividends and interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders quarterly, or at such other times as the Fund may elect.

The Fund also realizes capital gains and losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long the Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. A Fund's NAV will drop by the amount of the distribution on the day the distribution is made. If you buy shares of the Fund just before a distribution, you may wind up "buying a dividend." This means that if the Fund makes a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Most shareholders want to avoid this. And, if you sell your shares at a loss for tax purposes and purchase a substantially identical investment within 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by the Fund are automatically reinvested in additional Fund shares at the NAV on the ex-dividend date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, may be subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements are included in the INVESCO Specialty Funds, Inc.'s 1999 Annual Report to Shareholders which is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                                   YEAR ENDED JULY 31
--------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS
      FUND                             1999           1998           1997           1996           1995(a)
PER SHARE DATA
Net Asset Value -                                   $15.31         $12.43         $12.30           $10.00
 Beginning of Period
--------------------------------------------------------------------------------------------------------------
INCOME FROM
 INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                       0.01           0.06           0.22             0.11
Net Gains on Securities
 (Both Realized and Unrealized)                       5.32           3.90           1.38             2.35
--------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                      5.33           3.96           1.60             2.46
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
 Investment Income                                    0.00           0.06           0.22             0.11
Distributions from
 Capital Gains                                        1.04           1.02           1.25             0.05
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   1.04           1.08           1.47             0.16
--------------------------------------------------------------------------------------------------------------
Net Asset Value --
 End of Period                                      $19.60         $15.31         $12.43           $12.30
==============================================================================================================

TOTAL RETURN                                        36.79%         33.93%         13.67%           24.83%

RATIOS
Net Assets--End of Period
 ($000 Omitted)                                   $276,577        $72,458        $50,516          $27,254

Ratio of Expenses to
 Average Net Assets                               1.32%(c)       1.69%(c)       1.66%(c)            1.95%

Ratio of Net Investment Income
 to Average Net Assets                             (0.16%)          0.56%          1.78%            1.43%

Portfolio Turnover Rate                                55%            96%           157%             215%


(a) Commencement of investment operations was August 1, 1994.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended July 31, 1999.
(c) Ratio is based on Total Expenses of the Fund which is before any expense offset arrangements.

NOVEMBER 30, 1999

INVESCO SPECIALTY FUNDS, INC.

     INVESCO TELECOMMUNICATIONS FUND

You may obtain additional information about the Fund from several sources:

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI, dated November 30, 1999, is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. Information on the Public Reference Section can be obtained by calling 1-800-SEC-0330. The SEC file numbers for the Fund are 811-8528 and 033-79290.























811-8528

                       STATEMENT OF ADDITIONAL INFORMATION

                          INVESCO SPECIALTY FUNDS, INC.

                       INVESCO Latin American Growth Fund
                               INVESCO Realty Fund
                         INVESCO Telecommunications Fund




Address:                                  Mailing Address:

7800 E. Union Ave., Denver, CO 80237      P.O. Box 173706, Denver, CO 80217-3706

                                   Telephone:

                       In continental U.S., 1-800-525-8085




                                November 30, 1999

--------------------------------------------------------------------------------

Separate Prospectuses for INVESCO Latin American Growth, INVESCO Realty and INVESCO Telecommunications Funds dated November 30, 1999 provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.

You may obtain, without charge, copies of the current Prospectuses of the Funds, SAI and current annual and semiannual reports by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706 , or by calling 1-800-525-8085. Copies of the Prospectuses for Latin American Growth, Realty and Telecommunications Funds are also available through the INVESCO Web site at www.invesco.com.

TABLE OF CONTENTS


The Company. . . . . . . . . . . . . . . . . . . . . . . . . . . 63

Investments, Policies and Risks. . . . . . . . . . . . . . . . . 63

Management of the Funds  . . . . . . . . . . . . . . . . . . . . 83

Other Service Providers . . . . . . . . . . . . . . . . . . . . 107

Brokerage Allocation and Other Practices. . . . . . . . . . . . 108

Capital Stock . . . . . . . . . . . . . . . . . . . . . . . . . 110

Tax Consequences of Owning Shares of a Fund . . . . . . . . . . 111

Performance . . . . . . . . . . . . . . . . . . . . . . . . . . 113

Financial Statements. . . . . . . . . . . . . . . . . . . . . . 116

Appendix A. . . . . . . . . . . . . . . . . . . . . . . . . . . 117

THE COMPANY

The Company was incorporated under the laws of Maryland on April 12, 1994.

The Company is an open-end, diversified, no-load management investment company currently consisting of three portfolios of investments: INVESCO Latin American Growth Fund, INVESCO Realty Fund and INVESCO Telecommunications Fund (formerly, INVESCO Worldwide Communications Fund) (the "Funds"). Additional funds may be offered in the future.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A
"management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds. The Funds do not charge sales fees to purchase their shares. However, the Funds do pay a 12b-1 distribution fee which is computed and paid monthly at an annual rate of 0.25% of each Fund's average net assets.

INVESTMENTS, POLICIES AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The Funds also may invest in the following securities and engage in the following practices.

ADRs -- American Depository Receipts, or ADRs, are securities issued by American banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company.

Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated CDs issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. A Fund's adviser will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either as interest-bearing or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Latin American Growth Fund may invest up to 35% of its portfolio in lower-rated securities commonly known as junk bonds, and Realty and Telecommunications Funds may invest up to 15% of their respective portfolio in such securities. Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by the Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, a Fund's investment adviser attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Lower-rated securities by S&P (categories BB and B) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B and Caa) are of poorer quality and also have speculative characteristics. Bonds having equivalent ratings from other ratings services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Funds may invest in zero coupon bonds and step-up bonds. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. A Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by a Fund.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue certificates of deposit (CDs) and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Funds may invest in common, preferred and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above investment value, the market value of the convertible security generally will rise above investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

EUROBONDS AND YANKEE BONDS -- Bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges is generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of each Fund. Generally, the Funds' foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FUTURES, OPTIONS AND OTHER FINANCIAL INSTRUMENTS

GENERAL. As discussed in the Prospectuses, the adviser and/or sub-adviser may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Funds' investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, it relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of the Funds."

In addition to the instruments and strategies described below, the adviser and/or sub-adviser may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds' Prospectuses or Statement of Additional Information ("SAI") will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.

Special   Risks.   Financial   Instruments   and  their  use   involve   special
considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of the Funds. If the adviser and/or sub-adviser employs a Financial Instrument that correlates imperfectly with a Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Funds are authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Funds may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the adviser and/or sub-adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

Cover. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, a Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time a Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Futures Contracts and Options on Futures Contracts. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When a Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If the adviser and/or sub-adviser wishes to shorten the duration of a Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the adviser and/or sub-adviser wishes to lengthen the duration of a Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

Risks of Futures Contracts and Options Thereon. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the adviser and/or sub-adviser may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

Index Futures. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

Foreign Currency Hedging Strategies--Special Considerations. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the adviser and/or sub-adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Forward Currency Contracts and Foreign Currency Deposits. The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the adviser anticipates that there will be a positive correlation between the two currencies.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends or interest payments involved generally will not be possible because the value of such securities, dividends or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the adviser anticipates. There is no assurance that the adviser's and/or sub-adviser's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

Combined Positions. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

Turnover. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors and Collars. The Funds are authorized to enter into swaps, caps, floors and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. The Funds may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the securities with the SEC, and otherwise obtaining listing on a securities exchange or in the over the counter market.

INVESTMENT COMPANY SECURITIES -- To manage their daily cash positions, the Funds may invest in securities issued by other investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Funds also may invest in Standard & Poor's Depository Receipts ("SPDRs") and shares of other investment companies. SPDRs are investment companies whose portfolios mirror the compositions of specific S&P indices, such as the S&P 500 and the S&P 400. SPDRs are traded on the American Stock Exchange. SPDR holders such as a Fund are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities held by the SPDR Trust, net of certain fees and expenses. The Investment Company Act of 1940 limits investments in securities of other investment companies, such as the SPDR Trust. These limitations include, among others, that, subject to certain exceptions, no more than 10% of a Fund's total assets may be invested in securities of other investment companies and no more than 5% of its total assets may be invested in the securities of any one investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements, or REPOs, on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with commercial banks, registered broker-dealers or registered government securities dealers that are creditworthy under standards established by the Company's board of directors. The Company's board of directors has established standards that the investment adviser and sub-adviser must use to review the creditworthiness of any bank, broker or dealer that is party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES -- The Funds also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- Each Fund may lend its portfolio securities. The advantage of lending portfolio securities is that a Fund continues to have the benefits (and risks) of ownership of the loaned securities, while at the same time receiving interest from the borrower of the securities. The primary risk in lending portfolio securities is that a borrower may fail to return a portfolio security.

REITS -- Real Estate Investment Trusts are investment trusts that invest primarily in real estate and securities of businesses connected to the real estate industry.

U.S. GOVERNMENT SECURITIES -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of United States government agencies, which are established under the authority of an act of Congress, such as Government National Mortgage Association ("GNMA") participation certificates, are supported by the full faith and credit of the United States Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. A Fund will invest in securities of such instrumentalities only when its investment adviser and sub-advisers are satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- Ordinarily, the Funds buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

INVESTMENT   RESTRICTIONS.   The  Funds   operate   under   certain   investment
restrictions. For purposes of the following restrictions, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from a Fund.

The following restrictions are fundamental and may not be changed without prior approval of a majority of the outstanding voting securities of a Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund may not:

      1. with respect to Latin American Growth Fund only, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

      2. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of a Fund's total assets would be invested in the securities of that issuer, or (ii) a Fund would hold more than 10% of the outstanding voting securities of that issuer;

      3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the disposition of the Fund's portfolio securities;

      4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

      5. issue senior securities, except as permitted under the 1940 Act;

      6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

      7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

      8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

      9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

      A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

      B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

      C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

      D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

      E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

      Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER

      INVESCO, a Delaware corporation ("INVESCO"), located at 7800 East Union Avenue, Denver, Colorado, is the Company's investment adviser. INVESCO was founded in 1932 and serves as an investment adviser to:

      INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.)
      INVESCO Combination Stock & Bond Funds, Inc. (formerly, INVESCO Flexible
          Funds, Inc.)
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.) INVESCO Specialty Funds, Inc.
      INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc.)
      INVESCO Treasurer's Series Funds, Inc. (formerly, INVESCO Treasurer's
          Series Trust)
      INVESCO Variable Investment Funds, Inc.

As of ___________, 1999, INVESCO managed 42 mutual funds having combined assets of $_____ billion, on behalf of more than _________ shareholders.

INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $296 billion in assets under management on June 30, 1999.

AMVESCAP PLC's North American subsidiaries include:

      INVESCO Retirement and Benefit Services, Inc. ("IRBS"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, institutional plan providers and foreign governments.

      INVESCO Retirement Plan Services ("IRPS"), Atlanta, Georgia, a division of IRBS, provides recordkeeping and investment selection services to defined contribution plan sponsors of plans with between $2 million and $200 million in assets. Additionally, IRPS provides investment consulting services to institutions seeking to provide retirement plan products and services.

      Institutional Trust Company, doing business as INVESCO Trust Company ("ITC"), Denver, Colorado, a division of IRBS, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. This includes services such as recordkeeping, tax reporting and compliance. ITC acts as trustee or custodian to these plans. ITC accepts contributions and provides complete transfer agency functions: correspondence, sub-accounting, telephone communications and processing of distributions.

      INVESCO Capital Management, Inc., Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

      INVESCO Management & Research, Inc., Boston, Massachusetts, primarily manages pension and endowment accounts.

      PRIMCO Capital Management, Inc., Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of Section 401(k) retirement plans.

      INVESCO Realty Advisors, Inc., Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

      INVESCO (NY), Inc., New York, is an investment adviser for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions and private individuals. INVESCO NY further serves as investment adviser to several closed-end investment companies, and as sub-adviser with respect to certain commingled employee benefit trusts.

      A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

      A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of variable insurance companies.

      A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M4YR, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment adviser to the Funds under an investment advisory agreement dated February 28, 1997 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-adviser, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

   o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

   o maintaining a continuous investment program for the Funds,  consistent with
     (i) each Fund's investment policies as set forth in the Company's Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and
     (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

   o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

   o providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the adviser or any sub-adviser;

   o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

   o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

   o administrative

   o internal accounting (including computation of net asset value)

   o clerical and statistical

   o secretarial

   o all other services necessary or incidental to the administration of the affairs of the Funds

   o supplying the Company with officers, clerical staff and other employees

   o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts

   o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including the prospectus, statement of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds)

   o supplying basic telephone service and other utilities

   o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of:

Latin American Growth and Realty Funds

   o 0.75% on the first $500 million of each Fund's average net assets;

   o 0.65% on the next $500 million of each Fund's average net assets;

   o 0.55% of each Fund's average net assets from $1 billion;

   o 0.45% of each Fund's average net assets from $2 billion;

   o 0.40% of each Fund's average net assets from $4 billion;

   o 0.375% of each Fund's average net assets from $6 billion; and

   o 0.35% of each Fund's average net assets from $8 billion.


 Telecommunications Fund

   o 0.65% on the first $500 million of the Fund's average net assets;

   o 0.55% on the next $500 million of the Fund's average net assets;

   o 0.45% of the Fund's average net assets from $1 billion;

   o 0.40% of the Fund's average net assets from $4 billion;

   o 0.375% of the Fund's average net assets from $6 billion; and

   o 0.35% of the Fund's average net assets from $8 billion.

During the fiscal years ended July 31, 1999, 1998 and 1997, the Funds paid INVESCO advisory fees in the dollar amounts shown below. If applicable, the advisory fees were offset by credits in the amounts shown below, so that INVESCO's fees were not in excess of the expense limitations shown below, which have been voluntarily agreed to by the Company and INVESCO.

                            Advisory            Total Expense      Total Expense
                            Fee Dollars         Reimbursements     Limitations

Latin American Growth Fund
1999                        $___________        $__________        2.00%
1998                        $552,409            $__________        2.00%
1997                        $485,690            $__________        2.00%


Realty Fund
1999                        $___________        $__________        1.30%(1)
1998                        $275,574            $__________        1.20%
1997                        $112,846            $__________        1.20%(2)



Telecommunications Fund
1999                        $___________        $__________        2.00%
1998                        $917,111            $__________        2.00%
1997                        $358,300            $__________        2.00%

(1) 1.20% prior to May 13, 1999.
(2) From January 2, 1997, commencement of operations, to July 31, 1997.

THE SUB-ADVISORY AGREEMENTS

With Respect to Latin American Growth Fund, INVESCO Asset Management Limited ("IAML") serves as sub-adviser to the Fund pursuant to a sub-advisory agreement dated February 28, 1997.

With respect to Realty Fund, INVESCO Realty Advisors, Inc. ("IRAI") serves as sub-adviser to the Fund pursuant to a sub-advisory agreement dated February 28, 1997.

The Sub-Agreements provide that IAML and IRAI, as applicable, subject to the supervision of INVESCO, shall manage the investment portfolios of the respective Funds in conformity with each such Fund's investment policies. These management services include: (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of each Fund, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, as amended, and in any prospectus and/or statement of additional information of the Company, as from time to time amended and in use under the 1933 Act and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for each Fund, unless otherwise directed by the directors of the Company or INVESCO, and executing transactions accordingly; (d) providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of long-range investment policy now or hereafter generally available to investment advisory customers of IAML or IRAI; (e) determining what portion of each applicable Fund's assets should be invested in the various types of securities authorized for purchase by such Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of each applicable Fund shall be exercised.

The Sub-Agreements provide that, as compensation for their services, IAML and IRAI shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the applicable Fund's net assets. The fees are calculated at the following annual rates:

Latin American Growth and Realty Funds

   o 0.30% on the first $500 million of each Fund's average net assets;

   o 0.26% on the next $500 million of each Fund's average net assets;

   o 0.22% of each Fund's average net assets from $1 billion;

   o 0.18% of each Fund's average net assets from $2 billion;

   o 0.16% of each Fund's average net assets from $4 billion;

   o 0.15% of each Fund's average net assets from $6 billion; and

   o 0.14% of each Fund's average net assets from $8 billion.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement.

The Administrative Services Agreement was for an initial term expiring in one year and has been extended by action of the board of directors through May 15, 2000. The Administrative Services Agreement may be continued from year to year as long as each such continuance is specifically approved by the board of directors of the Company, including a majority of the Company's Independent Directors. The Administrative Services Agreement may be terminated at any time without penalty by INVESCO on sixty (60) days' written notice, or by the Funds upon thirty (30) days' written notice, and ends automatically in the event of an assignment unless the Company's board of directors, including a majority of the Company's Independent Directors, approves such assignment.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

   o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

   o such  sub-accounting,   recordkeeping,   and  administrative  services  and
     functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.015% per year of the average net assets of each Fund prior to May 13, 1999, and 0.045% per year of the average net assets of each Fund effective May 13, 1999.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement.

The Transfer Agency Agreement provides that each Fund pay INVESCO an annual fee of $20.00 per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in each Fund at any time during each month.

FEES PAID TO INVESCO

For the fiscal years ended July 31, 1999, 1998 and 1997, the Funds paid the following fees to INVESCO (prior to the absorption of certain Fund expenses by INVESCO):

Latin American Growth Fund

Type of Fee                         1999              1998              1997
-----------                         ----              ----              ----
Advisory                            $_________        $552,409          $485,690
Administrative Services             $_________          21,048            19,714
Transfer Agency                     $_________         338,846           177,930

Realty Fund

Type of Fee                         1999              1998              1997(1)
-----------                         ----              ----              -------
Advisory                            $_________        $275,574          $112,846
Administrative Services             $_________          15,511             7,257
Transfer Agency                     $_________         215,561            74,155

Telecommunications Fund

Type of Fee                         1999              1998              1997
-----------                         ----              ----              ----
Advisory                            $_________        $917,111          $358,300
Administrative Services             $_________          31,164            18,269
Transfer Agency                     $_________         405,886           261,010

(1) From January 2, 1997, commencement of operations, to July 31, 1997.

Directors and Officers of the Company

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The board of directors has an audit committee comprised of four of the directors who are not affiliated with INVESCO (the "Independent Directors"). The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

The Company has a  management  liaison  committee  which  meets  quarterly  with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

The Company has a soft dollar brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds, and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors derivatives usage by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies on such instruments adopted by the Company's board of directors. It reports on these matters to the Company's board of directors.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

All of the officers and directors of the Company hold comparable positions with the following funds, which, with the Company, are collectively referred to as the "INVESCO Funds":

      INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.)
      INVESCO Combination Stock & Bond Funds, Inc. (formerly, INVESCO Flexible
          Funds, Inc.)
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.) INVESCO Specialty Funds, Inc.
      INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc.)
      INVESCO Treasurer's Series Funds, Inc. (formerly, INVESCO Treasurer's
          Series Trust)
      INVESCO Variable Investment Funds, Inc.

The table below provides information about each of the Company's directors and officers. Unless otherwise indicated, the address of the directors and officers is P.O. Box 173706, Denver, CO 80217-3706 . Their affiliations represent their principal occupations.


Name, Address, and Age      Position(s) Held With     Principal Occupations(s)
                            Company                   During Past Five Years

Charles W. Brady *+         Director and Chairman     Chairman of the Board of
1315 Peachtree St., N.E.    of the Board              INVESCO Global Health
Atlanta, Georgia                                      Sciences Fund; Chief
Age:  64                                              Executive Officer and
                                                      Director of AMVESCAP
                                                      PLC, London, England and
                                                      various subsidiaries of
                                                      AMVESCAP PLC.


Fred A. Deering +#          Director and Vice         Trustee of INVESCO Global
Security Life Center        Chairman of the Board     Health Sciences Fund;
1290 Broadway                                         formerly, Chairman of the
Denver, Colorado                                      Executive Committee and
Age: 71                                               Chairman of the Board of
                                                      Security  Life  of  Denver
                                                      Insurance Company;
                                                      Director of ING American
                                                      Holdings Company and First
                                                      ING Life Insurance Company
                                                      of New York.

Name, Address, and Age      Position(s) Held With     Principal Occupations(s)
                            Company                   During Past Five Years

Mark H. Williamson *+       President, Chief          President, Chief Executive
7800 E. Union Avenue        Executive Officer         Officer and Director of
Denver, Colorado            and Director              INVESCO Funds Group,
Age:  48                                              Inc.; President, Chief
                                                      Executive Officer and
                                                      Director of INVESCO
                                                      Distributors, Inc.;
                                                      President, Chief
                                                      Operating Officer
                                                      and Trustee of INVESCO
                                                      Global Health Sciences
                                                      Fund; formerly, Chairman
                                                      and Chief Executive
                                                      Officer of NationsBanc
                                                      Advisors, Inc.; formerly,
                                                      Chairman of NationsBanc
                                                      Investments, Inc.


Victor L. Andrews, Ph.D.    Director                  Professor Emeritus,
**!                                                   Chairman Emeritus and
34 Seawatch Drive                                     Chairman of the CFO
Savannah, Georgia                                     Roundtable of the
Age:  69                                              Department of Finance of
                                                      Georgia State University;
                                                      President, Andrews Finan-
                                                      cial Associates, Inc.(con-
                                                      sulting  firm);  formerly,
                                                      member of the faculties of
                                                      the    Harvard    Business
                                                      School   and   the   Sloan
                                                      School  of  Management  of
                                                      MIT;   Director   of   The
                                                      Sheffield Funds, Inc.

Name, Address, and Age      Position(s) Held With     Principal Occupations(s)
                            Company                   During Past Five Years

Bob R. Baker +**            Director                  President and Chief
AMC Cancer Research Center                            Executive Officer of
1600 Pierce Street                                    AMC Cancer Research
Denver, Colorado                                      Center, Denver,
Age:  62                                              Colorado,   since  January
                                                      1989;  until  mid-December
                                                      1988, Vice Chairman of the
                                                      Board  of  First  Columbia
                                                      Financial     Corporation,
                                                      Englewood,       Colorado;
                                                      formerly, Chairman of the
                                                      Board and Chief  Executive
                                                      Officer of First  Columbia
                                                      Financial Corporation.


Lawrence H. Budner # @      Director                  Trust Consultant;
7608 Glen Albens Circle                               prior to June 30,
Dallas, Texas                                         1987, Senior Vice
Age:  69                                              President and Senior
                                                      Trust Officer of
                                                      InterFirst Bank,
                                                      Dallas, Texas.

Name, Address, and Age      Position(s) Held With     Principal Occupation(s)
                            Company                   During Past Five Years

Wendy L. Gramm, Ph.D.**!    Director                  Self-employed (since
4201 Yuma Street, N.W.                                1993); Professor of
Washington, DC                                        Economics and Public
Age: 54                                               Administration,
                                                      University of Texas at
                                                      Arlington; formerly,
                                                      Chairman, Commodity
                                                      Futures Trading
                                                      Commission; Administrator
                                                      for Information and
                                                      Regulatory  Affairs at the
                                                      Office of  Management  and
                                                      Budget;  Executive Direc-
                                                      tor  of  the  Presidential
                                                      Task  Force on  Regulatory
                                                      Relief;  and  Director  of
                                                      the Federal  Trade Commis-
                                                      sion's  Bureau  of  Econom
                                                      ics;  also,   Director  of
                                                      Chicago Mercantile
                                                      Exchange,   Enron  Corpora
                                                      tion,  IBP,  Inc.,   State
                                                      Farm  Insurance   Company,
                                                      Inde    pendent    Women's
                                                      Forum,       International
                                                      Republic  Institute,   and
                                                      the  Republi  can  Women's
                                                      Federal    Forum.    Also,
                                                      Member    of    Board   of
                                                      Visitors,    College    of
                                                      Business  Administration,
                                                      University  of  Iowa,  and
                                                      Member    of    Board   of
                                                      Visitors, Center for Study
                                                      of Public  Choice,  George
                                                      Mason University.

Name, Address, and Age      Position(s) Held With     Principal Occupation(s)
                            Company                   During Past Five Years

Kenneth T. King +#@         Director                  Retired. Formerly,
4080 North Circulo                                    Chairman of the Board
Manzanillo                                            of The Capitol Life
Tucson, Arizona                                       Insurance Company,
Age:  73                                              Providence      Washington
                                                      Insurance    Company   and
                                                      Director of numerous  U.S.
                                                      subsidiaries   thereof;
                                                      formerly,  Chairman of the
                                                      Board  of  The  Providence
                                                      Capitol  Companies  in the
                                                      United     Kingdom     and
                                                      Guernsey;  Chairman of the
                                                      Board   of   the   Symbion
                                                      Corporation until 1987.

John W. McIntyre + #@      Director                   Retired. Formerly,
7 Piedmont Center                                     Vice Chairman of the
Suite 100                                             Board of Directors of
Atlanta, Georgia                                      the Citizens and
Age:  68                                              Southern  Corporation  and
                                                      Chairman  of the Board and
                                                      Chief  Executive  Officer
                                                      of   the    Citizens   and
                                                      Southern Georgia Corp. and
                                                      the  Citizens and Southern
                                                      National Bank;  Trustee of
                                                      INVESCO   Global  Health
                                                      Sciences   Fund,    Gables
                                                      Residential Trust,
                                                      Employee's  Retirement
                                                      System   of   GA,    Emory
                                                      University  and J.M.  Tull
                                                      Charitable  Foundation;
                                                      Director of Kaiser Foun-
                                                      dation   Health  Plans  of
                                                      Georgia, Inc.

Name, Address, and Age      Position(s) Held With     Principal Occupation(s)
                            Company                   During Past Five Years

Larry Soll, Ph.D.!**        Director                  Retired.  Formerly,
345 Poorman Road                                      Chair man of the Board
Boulder, Colorado                                     (1987 to 1994), Chief
Age:  57                                              Executive Officer (1982 to
                                                      1989 and 1993 to 1994) and
                                                      President (1982 to 1989)
                                                      of Synergen Inc.; Director
                                                      of     Synergen      since
                                                      incorporation  in  1982;
                                                      Director of Isis
                                                      Pharmaceuticals, Inc.;
                                                      Trustee of INVESCO Global
                                                      Health Sciences Fund.

Glen A. Payne               Secretary                 Senior Vice President,
7800 E. Union Avenue                                  General Counsel and
Denver, Colorado                                      Secretary of INVESCO
Age:  51                                              Funds Group,  Inc.; Senior
                                                      Vice President,  Secretary
                                                      and  General   Counsel  of
                                                      INVESCO   Distributors,
                                                      Inc.;  Secretary,  INVESCO
                                                      Global   Health   Sciences
                                                      Fund;  formerly,   General
                                                      Counsel of  INVESCO  Trust
                                                      Company   (1989 to 1998);
                                                      formerly,  employee  of  a
                                                      U.S.  regulatory  agency,
                                                      Washington,  D.C. (1973 to
                                                      1989).

Name, Address, and Age      Position(s) Held With     Principal Occupation(s)
                            Company                   During Past Five Years

Ronald L. Grooms            Chief Accounting          Senior Vice President,
7800 E. Union Avenue        Officer, Chief            Treasurer and Director
Denver, Colorado            Financial Officer and     of INVESCO Funds Group,
Age:  52                    Treasurer                 Inc.; Senior Vice
                                                      President, Treasurer and
                                                      Director of INVESCO
                                                      Distributors, Inc.;
                                                      Treasurer, Principal
                                                      Financial and
                                                      Accounting Officer of
                                                      INVESCO Global Health
                                                      Sciences Fund;
                                                      formerly, Senior Vice
                                                      President and
                                                      Treasurer of INVESCO
                                                      Trust Company (1988 to
                                                      1998).


William J. Galvin, Jr.      Assistant Secretary       Senior Vice President
7800 E. Union Avenue                                  of INVESCO Funds
Denver, Colorado                                      Group, Inc.; Senior
Age: 42                                               Vice President and
                                                      Assistant Secretary of
                                                      INVESCO Distributors,
                                                      Inc.; formerly, Trust
                                                      Officer of INVESCO
                                                      Trust Company.

Pamela J. Piro              Assistant Treasurer       Vice President of
7800 E. Union Avenue                                  INVESCO Funds Group, Inc.;
Denver, Colorado                                      Assistant Treasurer of
Age:  39                                              INVESCO Distributors,Inc.;
                                                      formerly, Assistant Vice
                                                      President (1996 to
                                                      1997), Director -
                                                      Portfolio Accounting
                                                      (1994 to 1996),
                                                      Portfolio Accounting
                                                      Manager (1993 to 1994)
                                                      and Assistant
                                                      Accounting Manager
                                                      (1990 to 1993) of INVESCO
                                                      Funds Group, Inc.

Alan I. Watson              Assistant Secretary       Vice President of
7800 E. Union Avenue                                  INVESCO Funds Group,
Denver, Colorado                                      Inc.;  formerly, Trust
Age:  57                                              Officer of INVESCO
                                                      Trust Company.

Name, Address, and Age      Position(s) Held With     Principal Occupation(s)
                            Company                   During Past Five Years

Judy P. Wiese               Assistant Secretary       Vice President and
7800 E. Union Avenue                                  Assistant Secretary of
Denver, Colorado                                      INVESCO Funds Group,
Age:  51                                              Inc.; Assistant Secretary
                                                      of INVESCO Distributors,
                                                      Inc.; formerly, Trust
                                                      Officer of INVESCO
                                                      Trust Company.


#     Member of the audit committee of the Company.

+ Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

* These directors are "interested persons" of the Company as defined in the 1940 Act.

**    Member of the management liaison committee of the Company.

@     Member of the soft dollar brokerage committee of the Company.

!     Member of the derivatives committee of the Company.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the period ended July 31, 1999.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors for services rendered in their capacities as directors or trustees during the year ended December 31, 1998. As of December 31, 1998, there were 53 funds in the INVESCO Complex.


-------------------------------------------------------------------------------------------------------
Name of Person           Aggregate Compen-    Benefits Accrued     Estimated Annual    Total Compensa-
and Position             sation From          As Part of Company   Benefits Upon       tion From
                         Company(1)           Expenses(2)          Retirement(3)       INVESCO Com-
                                                                                       plex Paid To
                                                                                       Directors(6)
-------------------------------------------------------------------------------------------------------
Fred A.                     $                                                          $103,700
Deering, Vice
Chairman of
the Board
-------------------------------------------------------------------------------------------------------
Victor L. Andrews                                                                        80,350
-------------------------------------------------------------------------------------------------------
Bob R. Baker                                                                             84,000
-------------------------------------------------------------------------------------------------------
Lawrence H. Budner                                                                       79,350
-------------------------------------------------------------------------------------------------------
Daniel D. Chabris(4)
-------------------------------------------------------------------------------------------------------
Wendy L. Gramm                                                                           79,000
-------------------------------------------------------------------------------------------------------
Kenneth T. King                                                                          77,050
-------------------------------------------------------------------------------------------------------
John W. McIntyre                                                                         98,500
-------------------------------------------------------------------------------------------------------
Larry Soll                                                                               96,000
-------------------------------------------------------------------------------------------------------
Total                                                                                   767,950
-------------------------------------------------------------------------------------------------------
% of Net Assets             %(5)                %(5)                                 0.0035%(6)
-------------------------------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairmen of the Funds' committees who are Independent Directors, and the members of the Funds'committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72 and that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Funds, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors. This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are further from retirement. With the exception of Drs. Soll and Gramm, each of these directors has served as a director or trustee of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan. Although Mr. McIntyre became eligible to participate in the Defined Benefit Deferred Compensation Plan as of November 1, 1998, he will not be included in the calculation of retirement benefits until November 1, 1999.

(4)  Mr. Chabris retired as a director of the Company on September 30, 1998.

(5)  Totals as a percentage of the Company's net assets as of July 31, 1999.

(6) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 1998.

Messrs. Brady and Williamson, as "interested persons" of the Company and the other INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors of the mutual funds in the INVESCO Funds have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the Independent Directors of the funds. Under this Plan, each director who is not an interested person of the funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive, upon termination of service as a director (normally, at the retirement age of 72 or the retirement age of 73 or 74, if the retirement date is extended by the boards for one or two years, but less than three years), continuation of payment for one year (the "First Year Retirement Benefit") of the annual basic retainer and annualized board meeting fees payable by the funds to the Qualified Director at the time of his/her retirement (the "Basic Benefit"). Commencing with any such director's second year of retirement, and commencing with the first year of retirement of any director whose retirement has been extended by the board for up to three years, a Qualified Director shall receive quarterly payments at an annual rate equal to 50% of the Basic Benefit. These payments will continue for the remainder of the Qualified Director's life or ten years, whichever is longer (the "Reduced Benefit Payments"). If a Qualified Director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the First Year Retirement Benefit and Reduced Benefit Payments will be made to him/her or to his/her beneficiary or estate. If a Qualified Director becomes disabled or dies either prior to age 72 or during his/her 74th year while still a director of the funds, the director will not be entitled to receive the First Year Retirement Benefit; however, the Reduced Benefit Payments will be made to his/her beneficiary or estate. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under the Plan to Mr. Chabris as of October 1, 1998. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers. A similar plan has been adopted by INVESCO Global Health Sciences Fund's board of trustees. All trustees of INVESCO Global Health Sciences Fund are also directors of the INVESCO Funds.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of certain INVESCO Funds, except Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Director may own either directly or beneficially.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of August 31, 1999, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

Latin American Growth Fund



--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership       Percentage Owned
                                (Record/Beneficial)
================================================================================
Charles Schwab & Co., Inc.      Record                   34.96%
Special Custody Account for
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------

Realty Fund



--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership       Percentage Owned
                                (Record/Beneficial)
================================================================================
Charles Schwab & Co., Inc.      Record                   20.49%
Special Custody Account for
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Resources Trust Co Cust For     Record                   9.21%
The Exclusive Benefit Of The
Various Customers of IMS
P.O. Box 3865
Englewood, CO 80155-3865
--------------------------------------------------------------------------------
Dorothy Berg TR
Dominican Sts Congregation      Record                   5.95%
of Holy Cross Trust
UDT 07/21/98
P.O. Box 280
Edmonds, WA 98020-0280
--------------------------------------------------------------------------------


Telecommunications Fund



--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership       Percentage Owned
                                (Record/Beneficial)
================================================================================
Charles Schwab & Co., Inc.      Record                   26.27%
Special Custody Account for
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Nat'l Financial Services Corp
The Exclusive Benefit Of Cust   Record                   9.78%
One World Financial Center
200 Liberty Street, 4th Flr
Attn:  Kate Recon
New York, NY 10281-1003
--------------------------------------------------------------------------------

As of September 14, 1999, officers and directors of the Company, as a group, beneficially owned less than 1% of any Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly-owned subsidiary of INVESCO, is the distributor of the Funds. IDI receives no compensation and bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses as are paid out of Fund assets under the Company's plan of distribution which has been adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act.

The Company has adopted a Plan and Agreement of Distribution (the "Plan") which provides that each Fund will make monthly payments to IDI computed at an annual rate no greater than 0.25% of the Fund's average net assets. These payments permit IDI, at its discretion, to engage in certain activities and provide services in connection with the distribution of a Fund's shares to investors. Payments by the Fund under the Plan, for any month, may be made to compensate IDI for permissible activities engaged in and services provided during the rolling 12-month period in which that month falls.

A significant expenditure under the Plan is compensation paid to securities companies and other financial institutions and organizations, which may include INVESCO-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Funds. Each Fund is authorized by the Plan to use its assets to finance the payments made to obtain those services. Payments will be made by IDI to broker-dealers who sell shares of a Fund and may be made to banks, savings and loan associations and other depository institutions. Although the Glass-Steagall Act limits the ability of certain banks to act as underwriters of mutual fund shares, INVESCO does not believe that these limitations would affect the ability of such banks to enter into arrangements with IDI, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of the Funds possibly could decrease to the extent that the banks would no longer invest customer assets in the Funds. Neither the Company nor its investment adviser will give any preference to banks or other depository institutions which enter into such arrangements when selecting investments to be made by a Fund.

During the period ended July 31, 1999, the Funds made payments to IDI under the Plan in the amounts of $__________, $________ and $_________ for Latin American Growth, Realty and Telecommunications Funds, respectively. In addition, as of July 31, 1999, $______, $______ and $_______ of additional distribution accruals had been incurred for Latin American Growth, Realty and Telecommunications Funds, respectively, and will be paid during the fiscal year ended July 31, 2000. For the fiscal year ended July 31, 1999, allocation of 12b-1 amounts paid by the Funds for the following categories of expenses were:

Latin American Growth Fund

Advertising--$___;
Sales literature, printing, and postage--$___;
Direct Mail--$___;
Public Relations/Promotion--$___;
Compensation to securities dealers and other organizations--$___; and Marketing personnel--$___.

Realty Fund

Advertising--$___;
Sales literature, printing, and postage--$___;
Direct Mail--$___;
Public Relations/Promotion--$___;
Compensation to securities dealers and other organizations--$___; and Marketing personnel--$___.

Telecommunications Fund

Advertising--$___;
Sales literature, printing, and postage--$___;
Direct Mail--$____;
Public Relations/Promotion--$___;
Compensation to securities dealers and other organizations--$____; and Marketing personnel--$___.

The services which are provided by securities dealers and other organizations may vary by dealer but include, among other things, processing new shareholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Funds, and assisting in other customer transactions with the Funds.

The Plan provides that it shall continue in effect with respect to each Fund as long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Directors. The Plan can also be terminated at any time by a Fund, without penalty, if a majority of the Independent Directors, or shareholders of the Fund, vote to terminate the Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of a Fund, the investment climate for a Fund, general market conditions, and the volume of sales and redemptions of a Fund's shares. The Plan may continue in effect and payments may be made under the Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Company is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plan is in effect, the selection and nomination of persons to serve as independent directors of the Company shall be committed to the Independent Directors then in office at the time of such selection or nomination. The Plan may not be amended to increase the amount of a Fund's payments under the Plan without approval of the shareholders of that Fund, and all material amendments to the Plan must be approved by the board of directors of the Company, including a majority of the Independent Directors. Under the agreement implementing the Plan, IDI or a Fund, the latter by vote of a majority of the Independent Directors or the holders of a majority of the Fund's outstanding voting securities, may terminate such agreement without penalty upon 30 days' written notice to the other party. No further payments will be made by a Fund under the Plan in the event of its termination.

To the extent that the Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, a Fund's obligation to make payments to IDI shall terminate automatically, in the event of such "assignment." In this event, a Fund may continue to make payments pursuant to the Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by a Fund under the Plan. Such new arrangements must be approved by the directors, including a majority of the Independent Directors, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with IDI. On a quarterly basis, the directors review information about the distribution services that have been provided to each Fund and the 12b-1 fees paid for such services. On an annual basis, the directors consider whether the Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each Fund, should be made.

The only Company  directors and interested  persons,  as that term is defined in
Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plan are the officers and directors of the Company who are also officers either of IDI or other companies affiliated with IDI. The benefits which the Company believes will be reasonably likely to flow to a Fund and its shareholders under the Plan include the following:

   o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Funds;

   o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes; and

   o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g., exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of the plan.

The positive effect which increased Fund assets will have on INVESCO's revenues could allow INVESCO and its affiliated companies:

   o To have greater resources to make the financial commitments necessary to improve the quality and level of the Funds' shareholder services (in both systems and personnel);

   o To increase the number and type of mutual funds available to investors from INVESCO and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

   o To acquire and retain talented employees who desire to be associated with a growing organization.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers   LLP,  950  Seventeenth  Street,   Suite  2500,  Denver,
Colorado, are the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 7800 E. Union Avenue, Denver, Colorado is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment adviser to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the brokers and dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on a Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged a Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Funds.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain favorable execution of a Fund's transactions.

Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of a Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

Certain of the INVESCO Funds utilize fund  brokerage  commissions to pay custody
fees  for  each  respective   fund.   this  program   requires  that  the  funds
participating receive favorable execution.

The aggregate dollar amount of brokerage commissions paid by each Fund for the fiscal years ended July 31, 1999, 1998 and 1997 were:

LATIN AMERICAN GROWTH FUND
      1999                          $________________
      1998                          $187,853
      1997                          $400,001



REALTY FUND
      1999                          $________________
      1998                          $315,807
      1997(a)                       $182,397



TELECOMMUNICATIONS FUND
      1999                          $________________
      1998                          $104,573
      1997                          $397,609



(a) From January 2, 1997, commencement of operations to July 31, 1997.

For the fiscal year ended July 31, 1999, brokers providing research services received $_________ in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $_____________. Commissions totaling $______________ were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal year ended July 31, 1999.

At July 31, 1999, each Fund held debt securities of its regular brokers or dealers, or their parents, as follows:

--------------------------------------------------------------------------------
         Fund                 Broker or Dealer         Value of Securities
                                                       at July 31, 1999
================================================================================
Latin American Growth
--------------------------------------------------------------------------------
Realty
--------------------------------------------------------------------------------
Telecommunications
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker or dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to 800,000,000 shares of common stock with a par value of $0.01 per share. As of August 31, 1999, the following shares of each Fund were outstanding:

      Latin American Growth Fund                 2,735,447
      Realty Fund                                2,565,088
      Telecommunications Fund                   32,213,926

All shares of each Fund are of one class with equal rights as to voting, dividends and liquidation. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of
Incorporation,   the  board  of  directors   will  call   special   meetings  of
shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Funds' qualification as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that all of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to income and excise tax on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to corporate tax on its net investment income and net capital gains at the corporate tax rates.

Dividends paid by a Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Funds send shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends received deduction for corporations. Dividends eligible for the dividends received deduction will be limited to the aggregate amount of qualifying dividends that a Fund derives from its portfolio investments.

A Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gains and losses are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, a Fund will have a net capital gain. Distributions by a Fund of net capital gains are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the particular Fund. Such distributions are not eligible for the dividends received deduction. After the end of each calendar year, the Funds send information to shareholders regarding the amount and character of distributions paid during the year.

All dividends and other distributions are taxable income to the shareholder, whether or not such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of a Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. The net asset value of shares of a Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is made, the net asset value is reduced by the amount of the distribution. If shares of a Fund are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution, which would reduce any gain (or increase any loss) for tax purposes on any subsequent redemption of shares.

If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. Each Fund intends to "mark to market" its stock in any PFIC. In this context, "marking to market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, a Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. A Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders, and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor the Funds recommend any particular method of determining cost basis. Other methods may result in different tax consequences. If you have reported gains or losses for a Fund in past years, you must continue to use the method previously used, unless you apply to the IRS for permission to change methods.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception). Total return figures show the rate of return on a $10,000 investment in a Fund, assuming reinvestment of all dividends and capital gain distributions for the periods cited.

Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the phone number or address on the back cover of the Funds' Prospectuses.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten-year periods (or since inception) ended July 31, 1999 was:

Name of Fund                         1 Year            5 Year            10 Year
                                                                         Or Since Inception
Latin American Growth Fund           _____%            _____%            _____%(1)
Realty Fund                          _____%            _____%            _____%(2)
Telecommunications Fund              _____%            _____%            _____%(3)



(1) The Fund commenced operations on February 15, 1995.
(2) The Fund commenced operations on January 2, 1997.
(3) The Fund commenced operations on August 1, 1994.

Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)n = ERV

where:      P = a hypothetical initial payment of $10,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, Standard & Poor's, Lipper, Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

Latin American Growth Fund                      Latin American Funds
Realty Fund                                     Real Estate Funds
Telecommunications Fund                         Global Funds

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
BANXQUOTE
BARRON'S
BUSINESS WEEK
CDA INVESTMENT TECHNOLOGIES
CNBC
CNN
CONSUMER DIGEST
FINANCIAL TIMES
FINANCIAL WORLD
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTMENT COMPANY DATA, INC.
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
MONEY
MORNINGSTAR
MUTUAL FUND FORECASTER
NO-LOAD ANALYST
NO-LOAD FUND X
PERSONAL INVESTOR
SMART MONEY
THE NEW YORK TIMES
THE NO-LOAD FUND INVESTOR
U.S. NEWS AND WORLD REPORT
UNITED MUTUAL FUND SELECTOR
USA TODAY
THE WALL STREET JOURNAL
WIESENBERGER INVESTMENT COMPANIES SERVICES
WORKING WOMAN
WORTH

FINANCIAL STATEMENTS

The financial statements for INVESCO Specialty Funds, Inc. for the fiscal year ended July 31, 1999, are incorporated herein by reference from the Company's Annual Report to Shareholders dated July 31, 1999.

APPENDIX A

BOND RATINGS

The following is a description of Moody's and S&P's bond ratings:

Moody's Corporate Bond Ratings

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P Corporate Bond Ratings

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                           PART C. OTHER INFORMATION

Item 23.    Exhibits

               (a)  Articles of Incorporation.(3)

                  (1) Articles   Supplementary   to  Articles  of Incorporation
                  dated January 6, 1995.(1)

                  (2) Articles Supplementary to Articles of Incorporation filed June 28, 1995.(1)

                  (3) Articles of Supplementary to Articles of Incorporation filed November 26, 1996.(2)

                  (4) Articles Supplementary to Articles of Incorporation filed September 24, 1997.(4)

                  (5) Articles   of   Amendment   to  Articles of Incorporation
                  filed May 25, 1999.

                  (6) Articles of Amendment to Articles of Incorporation filed July 30, 1999.

               (b)  Bylaws.(1)

               (c)  Not applicable.

               (d)(1) Investment Advisory Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(3)

                      (a) Amendment dated October 1, 1997 to Advisory Agreement.(4)

                      (b) Amendment dated May 13, 1999 to Advisory Agreement.

                  (2) Sub-Advisory Agreement between INVESCO Funds Group, Inc. and INVESCO Asset Management Limited dated February 28, 1997.(2)

                  (3) Sub-Advisory Agreement between INVESCO Funds Group, Inc. and INVESCO Realty Advisors, Inc. dated February 28, 1997.(2)

               (e)(1) General Distribution Agreement between Registrant and INVESCO Distributors, Inc. dated September 30, 1997.(5)

               (f)(1) Defined Benefit Deferred Compensation Plan for Non-Interested Directors and Trustees.(2)

                  (2) Amended Defined Benefit Deferred Compensation Plan for Non-Interested Directors and Trustees.

               (g) Custody Agreement between Registrant and State Street Bank and Trust Company dated May 2, 1994.(1)

                  (1) Amendment  to  Custody   Agreement   dated October 25,
                  1995.(1)

                  (2) Data Access Services Addendum.(3)

                  (3)Additional Fund Letter dated April 15, 1998.(2)

                  (4)Additional  Fund  Letter  dated  December  9, 1994.(6)

                  (5) Additional Fund Letter dated May 19, 1997.(6)

                  (6) Additional Fund Letter dated July 23, 1998.(6)

               (h)(1) Transfer Agency Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)

                  (2) Administrative Services Agreement between the Fund and INVESCO Funds Group, Inc. dated February 28, 1997.(2)

                      (a) Amendment dated May 13, 1999 to Administrative Services Agreement.

               (i)(1) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable dated May 18, 1994.(2)

               (j) Consent of Independent Accountants.

               (k) Not applicable.

               (l) Not applicable.

               (m)(1) Amended Plan and Agreement of Distribution between Registrant and INVESCO Distributors, Inc. adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated September 30, 1997.(6)

               (n) Not Applicable.

               (o) Not Applicable.

(1) Previously filed with Post-Effective Amendment No. 10 to the Registration Statement on November 22, 1996, and incorporated by reference herein.

(2) Previously filed with Post-Effective Amendment No. 11 to the Registration Statement on June 27, 1997 and incorporated by reference herein.

(3) Previously filed with Post-Effective Amendment No. 12 to the Registration Statement on July 16, 1997, and incorporated by reference herein.

(4) Previously filed with Post-Effective Amendment No. 13 to the Registration Statement on October 1, 1997, and incorporated by reference herein.

(5) Previously filed with Post-Effective Amendment No. 14 to the Registration Statement on November 24, 1997, and incorporated by reference herein.

(6) Previously filed with Post-Effective Amendment No. 15 to the Registration Statement on September 29, 1998, and incorporated by reference herein.


ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

No person is presently controlled by or under common control with the Fund.


ITEM 25.    INDEMNIFICATION

Indemnification provisions for officers, directors and employees of Registrant are set forth in Article X of the Amended Bylaws and Article Seventh (3) of the Articles of Restatement of the Articles of Incorporation, and are hereby incorporated by reference. See Item 24(b)(1) and (2) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, Fund directors and officers cannot be protected against liability to a Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. Each Fund also maintains liability insurance policies covering its directors and officers.


ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "Fund Management" in the Funds' Prospectuses and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment adviser, INVESCO.

Following are the names and principal occupations of each director and officer of the investment adviser, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.


--------------------------------------------------------------------------------
                              Position
Name                          with Adviser    Principal Occupation and Company
                                              Affiliation
--------------------------------------------------------------------------------
Mark H. Williamson            Chairman,       President & Chief Executive
                              Director and    Officer
                              Officer         INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Raymond Roy Cunningham        Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
William J. Galvin, Jr.        Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Ronald L. Grooms              Officer &       Senior Vice President & Treasurer
                              Director        INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Richard W. Healey             Officer &       Senior Vice President
                              Director        INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
William Ralph Keithler        Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Charles P. Mayer              Officer &       Senior Vice President
                              Director        INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Timothy J. Miller             Officer &       Senior Vice President
                              Director        INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Donovan J. (Jerry) Paul       Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Glen A. Payne                 Officer         Senior Vice President, Secretary
                                              & General Counsel
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
John R. Schroer, II           Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Marie E. Aro                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Ingeborg S. Cosby             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacie Cowell                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Dawn Daggy-Mangerson          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Elroy E. Frye, Jr.            Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Linda J. Gieger               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Mark D. Greenberg             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Brian B. Hayward              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Richard R. Hinderlie          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Thomas M. Hurley              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Patricia F. Johnston          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Campbell C. Judge             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Peter M. Lovell               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Lummanick            Officer         Vice President & Assistant
                                              General Counsel
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.        Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Trent E. May                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Corey M. McClintock           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Douglas J. McEldowney         Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer    Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Stephen A.  Moran             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jeffrey G. Morris             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Laura M. Parsons              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Jon B. Pauley                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Pamela J. Piro                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Anthony R. Rogers             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Gary L. Rulh                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
James B. Sandidge             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
John S. Segner                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Terri B. Smith                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Tane T. Tyler                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Wald                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Alan I. Watson                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Judy P. Wiese                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Thomas H. Scanlan             Officer         Regional Vice President
                                              INVESCO Funds Group, Inc.
                                              12028 Edgepark Court
                                              Potomac, MD 20854
--------------------------------------------------------------------------------
Reagan A. Shopp               Officer         Regional Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Michael D. Legoski            Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Donald R. Paddack             Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Kent T. Schmeckpeper          Officer         Assistant Vice President
                                              Account Relationship Manager
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jeraldine E. Kraus            Officer         Assistant Secretary
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------


ITEM 27. (A)    PRINCIPAL UNDERWRITERS
                INVESCO Bond Funds, Inc.
                INVESCO Combination Stock & Bond Funds, Inc.
                INVESCO International Funds, Inc.
                INVESCO Money Market Funds, Inc.
                INVESCO Sector Funds, Inc.
                INVESCO Specialty Funds, Inc.
                INVESCO Stock Funds, Inc.
                INVESCO Treasurer's Series Funds, Inc.
                INVESCO Variable Investment Funds, Inc.

         (b)

Positions and                                   Positions and
Name and Principal      Offices with            Offices with
Business Address        Underwriter             the Fund
------------------      ------------            -------------

William J. Galvin, Jr.  Senior Vice             Assistant Secretary
7800 E. Union Avenue    President &
Denver, CO  80237       Asst. Secretary

Ronald L. Grooms        Senior Vice             Treasurer,
7800 E. Union Avenue    President,              Chief Fin'l
Denver, CO  80237       Treasurer, &            Officer, and
                        Director                Chief Acctg. Off.

Richard W. Healey       Senior Vice
7800 E. Union Avenue    President  &
Denver, CO  80237       Director

Charles P. Mayer        Director
7800 E. Union Avenue
Denver, CO 80237

Timothy J. Miller       Director
7800 E. Union Avenue
Denver, CO 80237

Glen A. Payne           Senior Vice             Secretary
7800 E. Union Avenue    President,
Denver, CO 80237        Secretary &
                        General Counsel

Pamela J. Piro          Assistant               Assistant Treasurer
7800 E. Union Avenue    Treasurer
Denver, CO 80237

Judy P. Wiese           Assistant               Asst. Secretary
7800 E. Union Avenue    Secretary
Denver, CO  80237

Mark H. Williamson      Chairman of the Board,  President,
7800 E. Union Avenue    President, & Chief      CEO & Director
Denver, CO 80237        Executive Officer


         (c)    Not applicable.


ITEM 28.        LOCATION OF ACCOUNTS AND RECORDS

                Mark H. Williamson
                7800 E. Union Avenue
                Denver, CO  80237


ITEM 29.        MANAGEMENT SERVICES

                Not applicable.


ITEM 30.        UNDERTAKINGS

                Not applicable.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 15th day of September, 1999.


Attest:                                   INVESCO Specialty Funds, Inc.

/s/ Glen A. Payne                         /s/ Mark H. Williamson
------------------------------            ----------------------------------
Glen A. Payne, Secretary                  Mark H. Williamson, President


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark H. Williamson                    /s/ Lawrence H. Budner
-------------------------------           -----------------------------
Mark H. Williamson, President &           Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ John W. McIntyre
-------------------------------           -----------------------------
Ronald L. Grooms, Treasurer               John W. McIntyre, Director
(Chief Financial and Accounting
Officer)

/s/ Victor L. Andrews                     /s/ Fred A. Deering
-------------------------------           -----------------------------
Victor L. Andrews, Director               Fred A. Deering, Director

/s/ Bob R. Baker                          /s/ Larry Soll
-------------------------------           -----------------------------
Bob R. Baker, Director                    Larry Soll, Director

/s/ Charles W. Brady                      /s/ Kenneth T. King
-------------------------------           -----------------------------
Charles W. Brady, Director                Kenneth T. King, Director

/s/ Wendy L. Gramm
-------------------------------
Wendy L. Gramm, Director


By*                                       By*  /s/ Glen A. Payne
   ---------------------------                 -------------------------
   Edward F. O'Keefe                           Glen A. Payne
   Attorney in Fact                            Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on May 23, 1994, June 22, 1995, August 25, 1995, August 30, 1996, November 22,
1996, June 27, 1997 and October 1, 1997, respectively.

                                Exhibit Index


                                          Page in
Exhibit Number                            Registration Statement
--------------                            ----------------------

a(5)                                        130
a(6)                                        133
d(1)(b)                                     135
f(2)                                        137
h(2)(a)                                     144
j                                           146